UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.      SCHEDULE OF INVESTMENTS.

  The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Abercrombie & Fitch Co. Cl A	227	7,464
Amazon.com, Inc.*	861	80,383
Apollo Group, Inc.*	330	24,311
AutoNation, Inc.*	244	4,412
AutoZone, Inc.*	82	11,990
Bed Bath & Beyond, Inc.*	668	25,077
Best Buy Co., Inc.	871	32,680
Big Lots, Inc.*	211	5,279
Black & Decker Corp.	156	7,221
Carnival Corp.	1,146	38,139
CBS Corp. Cl B	1,766	21,280
Coach, Inc.	803	26,435
Comcast Corp. Cl A	7,299	123,280
D.R. Horton, Inc.	706	8,055
Darden Restaurants, Inc.	355	12,116
DeVry, Inc.	160	8,851
DIRECTV Group, Inc.*	1,159	31,965
Disney (Walt) Co.	4,793	131,616
Eastman Kodak Co.	714	3,413
Expedia, Inc.*	538	12,885
Family Dollar Stores, Inc.	361	9,530
Ford Motor Co.*	8,244	59,439
Fortune Brands, Inc.	373	16,032
GameStop Corp. Cl A*	413	10,932
Gannett Co., Inc.	598	7,481
Gap, Inc.	1,251	26,771
Genuine Parts Co.	408	15,528
Goodyear Tire & Rubber Co.*	619	10,542
H&R Block, Inc.	868	15,954
Harley-Davidson, Inc.	603	13,869
Harman Int'l. Industries, Inc.	169	5,726
Hasbro, Inc.	322	8,936
Home Depot, Inc.	4,330	115,351
International Game Technology	774	16,626
Interpublic Group of Cos., Inc.*	1,230	9,250
Johnson Controls, Inc.	1,532	39,158
KB Home	185	3,073
Kohl's Corp.*	780	44,499
Leggett & Platt, Inc.	389	7,547
Lennar Corp. Cl A	389	5,543
Limited Brands, Inc.	683	11,604
Lowe's Cos., Inc.	3,759	78,713
Macy's, Inc	1,076	19,680
Marriott International, Inc. Cl A	658	18,154
Mattel, Inc.	944	17,426

McDonald's Corp.	2,808	160,253
McGraw-Hill Cos., Inc.	820	20,615
Meredith Corp.	94	2,814
New York Times Co. Cl A	298	2,420
Newell Rubbermaid, Inc.	697	10,936
News Corp. Cl A	5,758	69,038
NIKE, Inc. Cl B	991	64,118
Nordstrom, Inc.	423	12,918
O'Reilly Automotive, Inc.*	351	12,685
Office Depot, Inc.*	740	4,899
Omnicom Group, Inc.	800	29,552
Penney (J.C.) Co., Inc.	601	20,284
Polo Ralph Lauren Corp.	149	11,416
Pulte Homes, Inc.	796	8,748
RadioShack Corp.	326	5,402
Scripps Networks Interactive, Inc. Cl A	227	8,388
Sears Hldgs. Corp.*	125	8,164
Sherwin-Williams Co.	252	15,160
Staples, Inc.	1,837	42,655
Starbucks Corp.*	1,838	37,955
Starwood Hotels & Resorts	485	16,020
Target Corp.	1,934	90,279
Tiffany & Co.	320	12,330
Time Warner Cable, Inc.	894	38,522
Time Warner, Inc.	3,060	88,067
TJX Cos., Inc.	1,082	40,196
V.F. Corp.	229	16,586
Viacom, Inc. Cl B*	1,582	44,359
Washington Post Co. Cl B	16	7,489
Whirlpool Corp.	189	13,222
Wyndham Worldwide Corp.	458	7,475
Wynn Resorts Ltd.*	178	12,618
Yum! Brands, Inc.	1,184	39,972
		2,179,771
CONSUMER STAPLES (6.4%)
Altria Group, Inc.	5,348	95,248
Archer-Daniels-Midland Co.	1,629	47,599
Avon Products, Inc.	1,099	37,322
Brown-Forman Corp. Cl B	282	13,598
Campbell Soup Co.	493	16,082
Clorox Co.	355	20,881
Coca-Cola Co.	5,949	319,461
Coca-Cola Enterprises, Inc.	818	17,513
Colgate-Palmolive Co.	1,271	96,952
ConAgra Foods, Inc.	1,135	24,607
Constellation Brands, Inc. Cl A*	514	7,787
Costco Wholesale Corp.	1,129	63,743
CVS Caremark Corp.	3,762	134,454

Dean Foods Co.*	457	8,130
Dr. Pepper Snapple Group, Inc.*	645	18,544
Estee Lauder Cos., Inc. Cl A	295	10,939
General Mills, Inc.	842	54,208
Heinz (H.J.) Co.	818	32,516
Hershey Co.	426	16,554
Hormel Foods Corp.	180	6,394
J.M. Smucker Co.	305	16,168
Kellogg Co.	657	32,344
Kimberly-Clark Corp.	1,058	62,401
Kraft Foods, Inc. Cl A	3,804	99,931
Kroger Co.	1,680	34,675
Lorillard, Inc.	425	31,578
McCormick & Co., Inc.	331	11,234
Molson Coors Brewing Co. Cl B	407	19,813
Pepsi Bottling Group, Inc.	368	13,410
PepsiCo, Inc.	3,966	232,646
Philip Morris Int'l., Inc.	4,899	238,777
Proctor & Gamble Co.	7,285	421,947
Reynolds American, Inc.	436	19,411
Safeway, Inc.	1,052	20,745
Sara Lee Corp.	1,735	19,328
SUPERVALU, Inc.	542	8,163
Sysco Corp.	1,524	37,871
Tyson Foods, Inc. Cl A	774	9,776
Wal-Mart Stores, Inc.	5,559	272,891
Walgreen Co.	2,545	95,361
Whole Foods Market, Inc.	360	10,976
		2,751,978
ENERGY (6.6%)
Anadarko Petroleum Corp.	1,311	82,239
Apache Corp.	865	79,433
Baker Hughes, Inc.	763	32,550
BJ Services Co.	724	14,067
Cabot Oil & Gas Corp.	273	9,760
Cameron International Corp.*	569	21,520
Chesapeake Energy Corp.	1,664	47,258
Chevron Corp.	5,107	359,686
ConocoPhillips	3,821	172,556
Consol Energy, Inc.	472	21,292
Denbury Resources, Inc.*	659	9,971
Devon Energy Corp.	1,157	77,901
Diamond Offshore Drilling, Inc	182	17,385
El Paso Corp.	1,839	18,978
ENSCO International, Inc.	372	15,825
EOG Resources, Inc.	657	54,866
Exxon Mobil Corp.	12,352	847,466
FMC Technologies, Inc.*	317	16,560

Halliburton Co.	2,340	63,461
Hess Corp.	764	40,843
Marathon Oil Corp.	1,842	58,760
Massey Energy Co.	222	6,192
Murphy Oil Corp.	495	28,497
Nabors Industries Ltd.*	737	15,403
National Oilwell Varco, Inc.*	1,090	47,012
Noble Energy, Inc.	452	29,814
Occidental Petroleum Corp.	2,135	167,384
Peabody Energy Corp.	711	26,463
Pioneer Natural Resources Co.	302	10,960
Range Resources Corp.	407	20,090
Rowan Cos., Inc.	294	6,783
Schlumberger Ltd.	3,108	185,237
Smith International, Inc.	574	16,474
Southwestern Energy Co.*	912	38,924
Spectra Energy Corp.	1,666	31,554
Sunoco, Inc.	305	8,677
Tesoro Corp.	368	5,513
Valero Energy Corp.	1,469	28,484
Williams Cos., Inc.	1,532	27,377
XTO Energy, Inc.	1,508	62,311
		2,825,526
FINANCIALS (8.5%)
Aflac, Inc.	1,207	51,587
Allstate Corp.	1,366	41,827
American Express Co.	3,111	105,463
American Int'l. Group, Inc.*	348	15,350
Ameriprise Financial, Inc.	661	24,014
Aon Corp.	708	28,809
Apartment Investment & Management Co. Cl A	304	4,484
Assurant, Inc.	301	9,650
AvalonBay Communities, Inc.	206	14,982
Bank of America Corp.	22,288	377,113
Bank of New York Mellon Corp.	3,146	91,203
BB&T Corp.	1,759	47,915
Boston Properties, Inc.	358	23,467
Capital One Financial Corp.	1,194	42,662
CB Richard Ellis Group, Inc. Cl A*	622	7,302
Charles Schwab Corp.	2,511	48,086
Chubb Corp.	894	45,067
Cincinnati Financial Corp.	413	10,734
Citigroup, Inc.	33,845	163,810
CME Group, Inc.	169	52,084
Comerica, Inc.	386	11,453
Discover Financial Svcs.	1,352	21,943
E*Trade Financial Corp.*	2,295	4,016
Equity Residential	700	21,490

Federated Investors, Inc. Cl B	230	6,065
Fifth Third Bancorp	2,051	20,777
First Horizon National Corp.*	572	7,565
Franklin Resources, Inc.	379	38,127
Genworth Financial, Inc. Cl A	1,246	14,890
Goldman Sachs Group, Inc.	1,317	242,789
Hartford Financial Svcs. Group, Inc.	997	26,421
HCP, Inc.	749	21,526
Health Care REIT, Inc.	310	12,902
Host Hotels & Resorts, Inc.	1,598	18,808
Hudson City Bancorp, Inc.	1,254	16,490
Huntington Bancshares, Inc.	1,520	7,159
IntercontinentalExchange, Inc.*	188	18,272
Invesco Ltd.	1,075	24,467
Janus Capital Group, Inc.	463	6,565
JPMorgan Chase & Co.	10,149	444,727
KeyCorp	2,223	14,450
Kimco Realty Corp.	978	12,753
Legg Mason, Inc.	416	12,908
Leucadia National Corp.*	497	12,286
Lincoln National Corp.	785	20,339
Loews Corp.	941	32,229
M&T Bank Corp.	211	13,150
Marsh & McLennan Cos., Inc.	1,348	33,336
Marshall & Ilsley Corp.	962	7,763
MBIA, Inc.*	389	3,019
MetLife, Inc.	2,137	81,356
Moody's Corp.	506	10,353
Morgan Stanley	3,497	107,987
Nasdaq OMX Group, Inc.*	363	7,641
Northern Trust Corp.	628	36,524
NYSE Euronext	670	19,356
People's United Financial, Inc.	901	14,020
Plum Creek Timber Co., Inc.	422	12,930
PNC Financial Svcs. Grp., Inc.	1,199	58,259
Principal Financial Grp., Inc.	834	22,843
Progressive Corp.*	1,749	28,998
ProLogis	1,139	13,577
Prudential Financial, Inc.	1,212	60,491
Public Storage	346	26,033
Regions Financial Corp.	3,179	19,742
Simon Property Group, Inc.	729	50,631
SLM Corp.*	1,228	10,708
State Street Corp.	1,258	66,171
SunTrust Banks, Inc.	1,295	29,202
T. Rowe Price Group, Inc.	658	30,071
Torchmark Corp.	215	9,337
Travelers Cos., Inc.	1,467	72,220
U.S. Bancorp	4,902	107,158

Unum Group	860	18,438
Ventas, Inc.	402	15,477
Vornado Realty Trust	405	26,089
Wells Fargo & Co.	12,185	343,373
XL Capital Ltd. Cl A	901	15,731
Zions Bancorporation	326	5,858
		3,674,868
HEALTH CARE (7.3%)
Abbott Laboratories	4,016	198,672
Aetna, Inc.	1,129	31,420
Allergan, Inc.	803	45,578
AmerisourceBergen Corp.	763	17,076
Amgen, Inc.*	2,601	156,658
Bard (C.R.), Inc.	252	19,810
Baxter International, Inc.	1,549	88,308
Becton, Dickinson & Co.	615	42,896
Biogen Idec, Inc.*	751	37,941
Boston Scientific Corp.*	3,914	41,449
Bristol-Myers Squibb Co.	5,070	114,176
Cardinal Health, Inc.	929	24,897
CareFusion Corp.*	461	10,050
Celgene Corp.*	1,192	66,633
Cephalon, Inc.*	193	11,240
CIGNA Corp.	714	20,056
Coventry Health Care, Inc.*	406	8,104
DaVita, Inc.*	270	15,293
Dentsply International, Inc.	383	13,229
Express Scripts, Inc.*	711	55,159
Forest Laboratories, Inc.*	777	22,875
Genzyme Corp.*	707	40,108
Gilead Sciences, Inc.*	2,332	108,625
Hospira, Inc.*	421	18,777
Humana, Inc.*	441	16,449
IMS Health, Inc.	471	7,230
Intuitive Surgical, Inc.*	98	25,701
Johnson & Johnson	7,104	432,563
King Pharmaceuticals, Inc.*	636	6,850
Laboratory Corp. of America Hldgs.*	280	18,396
Life Technologies Corp.*	450	20,948
Lilly (Eli) & Co.	2,593	85,647
McKesson Corp.	687	40,911
Medco Health Solutions, Inc.*	1,216	67,257
Medtronic, Inc.	2,877	105,874
Merck & Co., Inc.	5,440	172,067
Millipore Corp.*	142	9,987
Mylan, Inc.*	780	12,488
Patterson Cos., Inc.*	240	6,540
PerkinElmer, Inc.	302	5,810

Pfizer, Inc.	17,083	282,724
Quest Diagnostics, Inc.	407	21,241
Schering-Plough Corp.	4,209	118,904
St. Jude Medical, Inc.*	894	34,875
Stryker Corp.	724	32,891
Tenet Healthcare Corp.*	1,137	6,686
Thermo Fisher Scientific, Inc.*	1,069	46,683
UnitedHealth Group, Inc.	3,075	76,998
Varian Medical Systems, Inc.*	325	13,692
Waters Corp.*	249	13,909
Watson Pharmaceuticals, Inc.*	269	9,856
WellPoint, Inc.*	1,226	58,063
Wyeth	3,419	166,095
Zimmer Hldgs., Inc.*	553	29,558
		3,155,923
INDUSTRIALS (5.7%)
3M Co.	1,803	133,061
Avery Dennison Corp.	291	10,479
Boeing Co.	1,879	101,748
Burlington Northern Santa Fe Corp.	674	53,805
Caterpillar, Inc.	1,617	83,001
Cintas Corp.	335	10,154
CSX Corp.	1,007	42,153
Cummins, Inc.	526	23,570
Danaher Corp.	668	44,970
Deere & Co.	1,108	47,555
Donnelley (R.R.) & Sons Co.	527	11,204
Dover Corp.	469	18,178
Dun & Bradstreet Corp.	137	10,319
Eaton Corp.	432	24,447
Emerson Electric Co.	1,940	77,755
Equifax, Inc.	319	9,296
Expeditors Int'l. of Wash.	546	19,192
Fastenal Co.	340	13,158
FedEx Corp.	812	61,079
Flowserve Corp.	145	14,288
Fluor Corp.	461	23,442
General Dynamics Corp.	995	64,277
General Electric Co.	27,375	449,493
Goodrich Corp.	320	17,389
Grainger (W.W.), Inc.	160	14,298
Honeywell International, Inc.	1,928	71,625
Illinois Tool Works, Inc.	992	42,368
Iron Mountain, Inc.*	468	12,477
ITT Corp.	469	24,458
Jacobs Engineering Group, Inc.*	321	14,750
L-3 Communications Hldgs., Inc.	299	24,016
Lockheed Martin Corp.	829	64,728

Masco Corp.	946	12,222
Monster Worldwide, Inc.*	319	5,576
Norfolk Southern Corp.	955	41,170
Northrop Grumman Corp.	812	42,021
PACCAR, Inc.	945	35,636
Pall Corp.	300	9,684
Parker Hannifin Corp.	412	21,358
Pitney Bowes, Inc.	520	12,922
Precision Castparts Corp.	358	36,469
Quanta Services, Inc.*	514	11,375
Raytheon Co.	999	47,922
Republic Services, Inc.	829	22,027
Robert Half Int'l., Inc.	387	9,683
Robinson (C.H.) Worldwide, Inc.	435	25,121
Rockwell Automation, Inc.	367	15,634
Rockwell Collins, Inc.	405	20,574
Ryder System, Inc.	144	5,625
Snap-On, Inc.	148	5,144
Southwest Airlines Co.	1,927	18,499
Stanley Works	206	8,794
Stericycle, Inc.*	219	10,611
Textron, Inc.	701	13,305
Union Pacific Corp.	1,293	75,447
United Parcel Service, Inc. Cl B	2,569	145,071
United Technologies Corp.	2,409	146,780
Waste Management, Inc.	1,252	37,335
		2,468,738
INFORMATION TECHNOLOGY (10.3%)
Adobe Systems, Inc.*	1,338	44,208
Advanced Micro Devices, Inc.*	1,490	8,433
Affiliated Computer Svcs., Inc. Cl A*	252	13,651
Agilent Technologies, Inc.*	907	25,242
Akamai Technologies, Inc.*	446	8,777
Altera Corp.	756	15,506
Amphenol Corp. Cl A	446	16,805
Analog Devices, Inc.	757	20,878
Apple, Inc.*	2,301	426,536
Applied Materials, Inc.	3,449	46,217
Autodesk, Inc.*	594	14,137
Automatic Data Processing, Inc.	1,298	51,011
BMC Software, Inc.*	477	17,902
Broadcom Corp. Cl A*	1,101	33,790
CA, Inc.	1,036	22,782
Ciena Corp.*	240	3,907
Cisco Systems, Inc.*	14,870	350,040
Citrix Systems, Inc.*	479	18,791
Cognizant Technology Solutions*	756	29,227
Computer Sciences Corp.*	391	20,610

Compuware Corp.*	613	4,493
Convergys Corp.*	310	3,081
Corning, Inc.	4,056	62,097
Dell, Inc.*	4,484	68,426
eBay, Inc.*	2,888	68,186
Electronic Arts, Inc.*	840	16,002
EMC Corp.*	5,224	89,017
Fidelity Nat'l. Information Svcs., Inc.	499	12,729
Fiserv, Inc.*	399	19,232
FLIR Systems, Inc.*	392	10,964
Google, Inc.*	617	305,939
Harris Corp.	337	12,671
Hewlett-Packard Co.	6,017	284,063
Int'l. Business Machines Corp.	3,379	404,162
Intel Corp.	14,385	281,514
Intuit, Inc.*	829	23,627
Jabil Circuit, Inc.	464	6,222
JDS Uniphase Corp.*	569	4,046
Juniper Networks, Inc.*	1,345	36,342
KLA-Tencor Corp.	437	15,671
Lexmark International, Inc. Cl A*	200	4,308
Linear Technology Corp.	572	15,804
LSI Corp.*	1,705	9,360
MasterCard, Inc. Cl A	245	49,527
McAfee, Inc.*	407	17,823
MEMC Electronic Materials, Inc.*	561	9,329
Microchip Technology, Inc.	473	12,535
Micron Technology, Inc.*	2,190	17,958
Microsoft Corp.	19,958	516,708
Molex, Inc.	347	7,245
Motorola, Inc.	6,038	51,866
National Semiconductor Corp.	605	8,633
NetApp, Inc.*	869	23,185
Novell, Inc.*	889	4,009
Novellus Systems, Inc.*	248	5,203
Nvidia Corp.*	1,420	21,343
Oracle Corp.	9,960	207,566
Paychex, Inc.	831	24,141
QLogic Corp.*	308	5,298
QUALCOMM, Inc.	4,334	194,943
Red Hat, Inc.*	479	13,240
Salesforce.com, inc.*	281	15,997
SanDisk Corp.*	569	12,347
Sun Microsystems, Inc.*	1,943	17,662
Symantec Corp.*	2,144	35,312
Tellabs, Inc.*	1,036	7,169
Teradata Corp.*	450	12,384
Teradyne, Inc.*	440	4,070
Texas Instruments, Inc.	3,219	76,258

Total System Services, Inc.	507	8,168
VeriSign, Inc.*	502	11,892
Western Digital Corp.*	584	21,334
Western Union Co.	1,805	34,151
Xerox Corp.	2,244	17,369
Xilinx, Inc.	695	16,277
Yahoo!, Inc.*	3,162	56,315
		4,483,663
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	535	41,505
Airgas, Inc.	208	10,061
AK Steel Hldg. Corp.	285	5,623
Alcoa, Inc.	2,526	33,141
Allegheny Technologies, Inc.	256	8,957
Ball Corp.	240	11,808
Bemis Co., Inc.	275	7,125
CF Industries Hldgs., Inc.	125	10,779
Dow Chemical Co.	2,928	76,333
Du Pont (E.I.) de Nemours & Co.	2,321	74,597
Eastman Chemical Co.	189	10,119
Ecolab, Inc.	607	28,062
FMC Corp.	184	10,350
Freeport-McMoRan Copper & Gold, Inc.	1,090	74,785
Int'l. Flavors & Fragrances, Inc.	201	7,624
International Paper Co.	1,144	25,431
MeadWestvaco Corp.	441	9,839
Monsanto Co.	1,399	108,283
Newmont Mining Corp.	1,284	56,522
Nucor Corp.	813	38,219
Owens-Illinois, Inc.*	440	16,236
Pactiv Corp.*	340	8,857
PPG Industries, Inc.	421	24,506
Praxair, Inc.	784	64,045
Sealed Air Corp.	405	7,950
Sigma-Aldrich Corp.	315	17,004
Titanium Metals Corp.	220	2,110
United States Steel Corp.	370	16,417
Vulcan Materials Co.	329	17,789
Weyerhaeuser Co.	540	19,791
		843,868
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	1,009	36,728
AT&T, Inc.	15,048	406,446
CenturyTel, Inc.	767	25,771
Frontier Communications Corp.	796	6,002
MetroPCS Communications, Inc.*	646	6,047
Qwest Communications Int'l., Inc.	3,877	14,771
Sprint Nextel Corp.*	7,139	28,199

Verizon Communications, Inc.	7,332	221,940
Windstream Corp.	1,116	11,305
		757,209
UTILITIES (2.1%)
AES Corp.*	1,713	25,387
Allegheny Energy, Inc.	433	11,483
Ameren Corp.	605	15,294
American Electric Power Co., Inc.	1,224	37,932
CenterPoint Energy, Inc.	997	12,393
CMS Energy Corp.	586	7,852
Consolidated Edison, Inc.	705	28,863
Constellation Energy Group, Inc.	509	16,476
Dominion Resources, Inc.	1,523	52,544
DTE Energy Co.	426	14,970
Duke Energy Corp.	3,333	52,461
Dynegy, Inc. Cl A*	1,295	3,302
Edison International	833	27,972
Entergy Corp.	499	39,850
EQT Corp.	341	14,527
Exelon Corp.	1,708	84,751
FirstEnergy Corp.	783	35,799
FPL Group, Inc.	1,063	58,709
Integrys Energy Group, Inc.	196	7,034
Nicor, Inc.	116	4,244
NiSource, Inc.	716	9,945
Northeast Utilities	454	10,778
Pepco Hldgs., Inc.	570	8,482
PG&E Corp.	949	38,425
Pinnacle West Capital Corp.	260	8,533
PPL Corp.	971	29,460
Progress Energy Enterprise	721	28,162
Public Svc. Enterprise Group, Inc.	1,297	40,778
Questar Corp.	453	17,015
SCANA Corp.	278	9,702
Sempra Energy	635	31,629
Southern Co.	2,045	64,765
TECO Energy, Inc.	548	7,716
Wisconsin Energy Corp.	303	13,687
Xcel Energy, Inc.	1,179	22,684
		893,604
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,692,111) 55.7%		24,035,148

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	0.18	11/19/09	200,000	199,952
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,952) 0.5%					199,952

TOTAL INDEXED ASSETS (Cost: $27,892,063) 56.2%					24,235,100

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
Amazon.com, Inc.*	485	45,280
Apollo Group, Inc.*	295	21,733
California Pizza Kitchen, Inc.*	4,300	67,166
Comcast Corp. Cl A	5,061	85,480
Deckers Outdoor Corp.*	686	58,207
Dillard's, Inc. Cl A	6,945	97,925
Disney (Walt) Co.	1,656	45,474
Family Dollar Stores, Inc.	1,613	42,583
G-III Apparel Group Ltd.*	3,264	46,186
Grand Canyon Education, Inc.*	2,500	44,575
Gymboree Corp.*	1,262	61,056
Home Depot, Inc.	1,000	26,640
Johnson Controls, Inc.	2,944	75,249
Leapfrog Enterprises, Inc.*	3,930	16,152
McDonald's Corp.	2,336	133,316
OfficeMax, Inc.	8,338	104,892
Omnicom Group, Inc.	1,425	52,640
P.F. Chang's China Bistro, Inc.*	1,077	36,586
Pep Boys - Manny, Moe & Jack	3,988	38,963
Rent-A-Center, Inc.*	3,383	63,871
Shutterfly, Inc.*	2,608	43,371
Smith & Wesson Hldg. Corp.*	7,365	38,519
Sonic Corp.*	3,805	42,083
Staples, Inc.	3,587	83,290
Target Corp.	814	37,998
Time Warner, Inc.	1,345	38,709
TJX Cos., Inc.	674	25,039
Tupperware Brands Corp.	6,311	251,935
V.F. Corp.	717	51,932
WMS Industries, Inc.*	1,823	81,233
Wolverine World Wide, Inc.	1,629	40,464
		1,898,547
CONSUMER STAPLES (2.8%)
American Italian Pasta Co. Cl A*	4,547	123,587
Casey's General Stores, Inc.	1,668	52,342
Chattem, Inc.*	674	44,760
Clorox Co.	736	43,292
Colgate-Palmolive Co.	729	55,608
Constellation Brands, Inc. Cl A*	1,797	27,225
CVS Caremark Corp.	2,879	102,895
Darling International, Inc.*	2,425	17,824
General Mills, Inc.	1,230	79,187
Great Atlantic & Pacific Tea Co., Inc.*	7,435	66,246
Heinz (H.J.) Co.	809	32,158
Kraft Foods, Inc. Cl A	1,432	37,619
Lance, Inc.	1,015	26,207

PepsiCo, Inc.	2,395	140,491
Proctor & Gamble Co.	2,199	127,366
Vector Group Ltd.	4,673	72,798
Wal-Mart Stores, Inc.	3,343	164,108
		1,213,713
ENERGY (3.7%)
Apache Corp.	480	44,078
Arena Resources, Inc.*	750	26,625
Brigham Exploration Co.*	5,727	52,001
Carrizo Oil and Gas, Inc.*	1,875	45,919
Chevron Corp.	1,722	121,280
CNX Gas Corp.*	897	27,538
ConocoPhillips	1,365	61,643
Consol Energy, Inc.	738	33,291
Dril-Quip, Inc.*	752	37,329
Ellora Energy, Inc.†	3,000	19,500
Exxon Mobil Corp.	5,003	343,256
Halliburton Co.	2,895	78,512
ION Geophysical Corp.*	2,360	8,307
MarkWest Energy Partners LP	2,804	66,259
McMoRan Exploration Co.*	11,820	89,241
Noble Energy, Inc.	694	45,776
Occidental Petroleum Corp.	1,424	111,642
Range Resources Corp.	816	40,278
Schlumberger Ltd.	1,202	71,639
Southwestern Energy Co.*	582	24,840
Superior Well Services, Inc.*	969	9,380
T-3 Energy Services, Inc.*	2,779	54,746
Trico Marine Services, Inc.*	3,221	24,866
Valero Energy Corp.	540	10,471
Willbros Group, Inc.*	4,683	71,322
Williams Cos., Inc.	1,773	31,684
XTO Energy, Inc.	584	24,131
		1,575,554
FINANCIALS (6.7%)
Aflac, Inc.	962	41,116
AmTrust Financial Svcs., Inc.	1,290	14,719
Aon Corp.	720	29,297
Ashford Hospitality Trust, Inc.	11,373	39,351
Aspen Insurance Hldgs. Ltd.	2,425	64,190
BancFirst Corp.	642	23,709
Bank Mutual Corp.	6,709	59,308
Bank of America Corp.	7,171	121,333
Bank of Marin Bancorp*	330	10,339
Bank of New York Mellon Corp.	2,020	58,560
Brookline Bancorp, Inc.	6,580	63,958
Bryn Mawr Bank Corp.*	280	4,892
CapLease, Inc.	1,235	4,977
Chubb Corp.	1,201	60,542
Citigroup, Inc.	10,132	49,039
CME Group, Inc.	199	61,330
DiamondRock Hospitality Co.*	3,280	26,568
Dime Community Bancshares*	1,150	13,145
Ellington Financial LLC†***	3,400	68,000
FBR Capital Markets Corp.*	2,180	12,927

Federated Investors, Inc. Cl B	1,663	43,853
FelCor Lodging Trust, Inc.	2,953	13,377
First Financial Bancorp.*	2,147	25,871
First Niagara Financial Group,	3,654	45,054
Forest City Enterprises, Inc. Cl A*	2,140	28,612
Franklin Resources, Inc.	612	61,567
Glacier Bancorp, Inc.	3,522	52,619
Goldman Sachs Group, Inc.	699	128,861
Highwoods Properties, Inc.	2,139	67,272
IBERIABANK Corp.	614	27,974
iShares Russell 2000 Growth Index Fund	750	49,133
JPMorgan Chase & Co.	3,805	166,735
Marlin Business Svcs. Corp.*	3,304	27,027
Meadowbrook Insurance Group, Inc.	7,375	54,575
Medical Properties Trust, Inc.	1,637	12,785
MFA Financial, Inc.	7,654	60,926
Mid-America Apt. Communities, Inc.	747	33,712
National Penn Bancshares, Inc.	1,980	12,098
National Retail Pptys., Inc.	1,090	23,402
NewAlliance Bancshares, Inc.	5,422	58,015
Pennsylvania REIT	2,649	20,159
PHH Corp.*	1,150	22,816
PMA Capital Corp. Cl A*	5,384	30,635
ProAssurance Corp.*	1,217	63,515
Progressive Corp.*	3,173	52,608
ProLogis	1,455	17,344
PS Business Parks, Inc.	630	32,332
Realty Income Corp.	2,156	55,301
S.Y. Bancorp, Inc.	2,717	62,736
SeaBright Insurance Hldgs., Inc.*	5,297	60,492
Senior Housing Pptys. Trust	4,585	87,619
Signature Bank*	2,042	59,218
SPDR KBW	1,180	25,158
Stifel Financial Corp.*	883	48,477
T. Rowe Price Group, Inc.	956	43,689
Tower Group, Inc.	1,486	36,244
Travelers Cos., Inc.	769	37,858
Trico Bancshares	977	16,023
U.S. Bancorp	3,079	67,307
United Westen Bancorp, Inc.*	9,655	38,330
Vintage Wine Trust, Inc.†***	7,340	0
Walter Investment Management Corp.*	394	6,312
Wells Fargo & Co.	3,581	100,913
Westamerica Bancorporation	1,302	67,704
Westfield Financial, Inc.	3,503	29,670
		2,903,228
HEALTH CARE (5.7%)
Abbott Laboratories	3,597	177,944
Abiomed, Inc.*	6,558	63,678
Acorda Therapeutics, Inc.*	1,111	25,864
Aetna, Inc.	848	23,600
Allied Healthcare Int'l., Inc.*	1,616	4,525
Almost Family, Inc.*	1,270	37,783
Alnylam Pharmaceuticals, Inc.*	733	16,624
Alphatec Hldgs., Inc.*	17,178	79,019
American Medical Systems Hldgs., Inc.*	1,725	29,187

AmerisourceBergen Corp.	2,626	58,770
Amgen, Inc.*	481	28,971
Animal Health Int'l., Inc.*	1,800	3,816
Athenahealth, Inc.*	725	27,818
Auxilium Pharmaceuticals, Inc.*	826	28,257
Baxter International, Inc.	1,325	75,538
Celgene Corp.*	1,399	78,204
Conceptus, Inc.*	4,057	75,217
Cyberonics, Inc.*	1,300	20,722
Emergent Biosolutions, Inc.*	1,850	32,671
Enzon Pharmaceuticals, Inc.*	19,931	164,431
ev3, Inc.*	2,649	32,609
Exelixis, Inc.*	6,325	40,354
Genoptix, Inc.*	1,368	47,579
Geron Corp.*	1,825	11,972
Gilead Sciences, Inc.*	2,808	130,797
Human Genome Sciences, Inc.*	1,500	28,230
Inspire Pharmaceuticals, Inc.*	3,755	19,601
Johnson & Johnson	4,037	245,813
Laboratory Corp. of America Hldgs.*	721	47,370
Luminex Corp.*	936	15,912
Magellan Health Svcs., Inc.*	1,382	42,925
McKesson Corp.	1,065	63,421
MedAssets, Inc.*	2,091	47,194
Medco Health Solutions, Inc.*	516	28,540
Medicines Co.*	1,325	14,588
Medivation, Inc.*	975	26,462
Medtronic, Inc.	1,361	50,085
Merck & Co., Inc.	1,504	47,572
Mylan, Inc.*	1,532	24,527
Neogen Corp.*	1,778	57,412
Omnicell, Inc.*	3,225	35,927
Onyx Pharmaceuticals, Inc.*	1,174	35,185
Optimer Pharmaceuticals, Inc.*	1,225	16,574
OSI Pharmaceuticals, Inc. - rights*	131	0
Regeneron Pharmaceuticals, Inc.*	625	12,063
Salix Pharmaceuticals Ltd.*	325	6,910
Schering-Plough Corp.	3,926	110,910
Seattle Genetics, Inc.*	2,820	39,565
St. Jude Medical, Inc.*	869	33,900
STERIS Corp.	1,559	47,472
Transition Therapeutics, Inc.*	1,050	8,537
Varian, Inc.*	575	29,360
		2,452,005
INDUSTRIALS (5.2%)
ACCO Brands Corp.*	2,347	16,945
Actuant Corp. Cl A	3,440	55,246
Aircastle Ltd.	4,765	46,078
Alaska Air Group, Inc.*	3,297	88,327
Astec Industries, Inc.*	1,626	41,414
AZZ, Inc.*	3,114	125,089
Belden, Inc.	980	22,638
Burlington Northern Santa Fe Corp.	593	47,339
CDI Corp.*	650	9,133
Cornell Cos., Inc.*	1,887	42,344
CRA International, Inc.*	673	18,366

Cummins, Inc.	1,508	67,573
Curtiss-Wright Corp.	741	25,290
Deluxe Corp.	1,140	19,494
Encore Wire Corp.	2,390	53,393
Expeditors Int'l. of Wash.	1,948	68,472
Flowserve Corp.	543	53,507
General Electric Co.	11,322	185,907
Genesee & Wyoming, Inc. Cl A*	3,251	98,570
Graham Corp.	2,187	34,008
Hub Group, Inc. Cl A*	1,331	30,413
Illinois Tool Works, Inc.	1,151	49,159
JetBlue Airways Corp*	3,170	18,957
Kaydon Corp.	1,839	59,620
Lockheed Martin Corp.	574	44,818
Miller Industries, Inc.*	1,620	17,820
Mueller Industries, Inc.	4,619	110,256
Northrop Grumman Corp.	732	37,881
Old Dominion Freight Line, Inc.*	3,439	104,649
Orion Marine Group, Inc.*	2,696	55,376
Powell Industries, Inc.*	757	29,061
RBC Bearings, Inc.*	1,267	29,559
Robbins & Myers, Inc.	1,025	24,067
Southwest Airlines Co.	4,389	42,134
Spherion Corp.*	8,649	53,710
Stanley, Inc.*	1,110	28,549
Sun Hydraulics Corp.	1,919	40,414
Teledyne Technologies, Inc.*	525	18,895
Tutor Perini Corp.*	4,552	96,958
Union Pacific Corp.	822	47,964
United Parcel Service, Inc. Cl B	1,710	96,564
United Technologies Corp.	1,439	87,678
		2,243,635
INFORMATION TECHNOLOGY (7.7%)
Actel Corp.*	1,775	21,602
Anixter International, Inc.*	868	34,815
Apple, Inc.*	1,151	213,361
Applied Materials, Inc.	3,479	46,619
Ariba, Inc.*	1,575	18,270
Arris Group, Inc.*	2,575	33,501
Autodesk, Inc.*	1,154	27,465
Automatic Data Processing, Inc.	1,334	52,426
Avocent Corp.*	1,350	27,365
Broadcom Corp. Cl A*	1,282	39,345
Ceragon Networks Ltd.*	2,804	23,722
Cirrus Logic, Inc.*	3,760	20,906
Cisco Systems, Inc.*	5,801	136,556
Coherent, Inc.*	1,600	37,312
Commvault Systems, Inc.*	1,855	38,491
comScore, Inc.*	1,068	19,235
CyberSource Corp.*	1,111	18,520
DemandTec, Inc.*	6,664	58,843
EMC Corp.*	2,405	40,981
FormFactor, Inc.*	2,998	71,712
Global Cash Access Hldgs., Inc.*	14,707	107,508
Google, Inc.*	253	125,450
Hewlett-Packard Co.	3,079	145,360

Informatica Corp.*	2,389	53,944
Int'l. Business Machines Corp.	1,413	169,009
Intel Corp.	3,949	77,282
Lawson Software, Inc.*	3,250	20,280
LogMeIn, Inc.*	672	12,304
MasterCard, Inc. Cl A	79	15,970
MEMC Electronic Materials, Inc.*	552	9,180
Microsemi Corp.*	4,175	65,923
Microsoft Corp.	7,632	197,592
MKS Instruments, Inc.*	3,653	70,466
Monolithic Power Systems, Inc.*	1,715	40,217
Monotype Imaging Hldgs., Inc.*	1,908	16,046
Oracle Corp.	4,624	96,364
Parametric Technology Corp.*	6,106	84,385
Plexus Corp.*	3,097	81,575
Polycom, Inc.*	1,025	27,419
QUALCOMM, Inc.	2,263	101,790
Riverbed Technology, Inc.*	1,300	28,548
Rogers Corp.*	1,053	31,558
Salary.com, Inc.*	6,940	22,069
Sapient Corp.*	2,475	19,899
ScanSource, Inc.*	950	26,904
Semtech Corp.*	5,098	86,717
Solera Hldgs., Inc.*	1,100	34,221
Sourcefire, Inc.*	2,518	54,061
Starent Networks Corp.*	1,096	27,860
SuccessFactors, Inc.*	2,191	30,827
Super Micro Computer, Inc.*	3,300	27,918
Sybase, Inc.*	2,613	101,646
Synaptics, Inc.*	900	22,680
Take-Two Interactive Software, Inc.	2,770	31,052
Tech Data Corp.*	412	17,143
TIBCO Software, Inc.*	8,714	82,696
TNS, Inc.*	1,400	38,360
Virtusa Corp.*	2,700	25,623
VistaPrint Ltd.*	300	15,225
Websense, Inc.*	5,138	86,318
Yahoo!, Inc.*	1,158	20,624
		3,331,060
MATERIALS (2.4%)
Allied Nevada Gold Corp.*	2,000	19,580
Ball Corp.	1,101	54,169
Commercial Metals Co.	4,510	80,729
Crown Hldgs., Inc.*	6,545	178,024
Cytec Industries, Inc.	1,733	56,271
Dow Chemical Co.	2,255	58,788
Eastman Chemical Co.	901	48,240
Freeport-McMoRan Copper & Gold, Inc.	771	52,898
Innophos Hldgs., Inc.	1,775	32,838
Louisiana-Pacific Corp.*	3,841	25,619
Monsanto Co.	884	68,422
NewMarket Corp.	425	39,542
Silgan Hldgs., Inc.	2,544	134,145
Taseko Mines Ltd.*	15,543	40,412
US Gold Corp.*	21,150	61,124
Vista Gold Corp.*	5,395	12,840

Walter Energy, Inc.	880	52,853
Zep, Inc.	2,036	33,085
		1,049,579
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	4,773	128,919
CenturyTel, Inc.	1,731	58,162
Consolidated Comms. Hldgs., Inc.	4,878	78,097
FairPoint Communications, Inc.	1	0
Iowa Telecommunications Svcs., Inc.	2,818	35,507
MetroPCS Communications, Inc.*	2,742	25,665
Syniverse Hldgs., Inc.*	4,794	83,895
		410,245
UTILITIES (1.4%)
Avista Corp.	5,153	104,194
Black Hills Corp.	926	23,307
Dominion Resources, Inc.	1,869	64,481
Edison International	523	17,562
Entergy Corp.	291	23,239
Exelon Corp.	775	38,456
FirstEnergy Corp.	798	36,485
FPL Group, Inc.	597	32,972
IDACORP, Inc.	390	11,228
Northwest Natural Gas Co.	755	31,453
PNM Resources, Inc.	2,358	27,541
Public Svc. Enterprise Group, Inc.	720	22,637
Sempra Energy	972	48,415
Unisource Energy Corp.	2,112	64,944
Westar Energy, Inc.	2,716	52,989
		599,903
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $17,543,028) 41.0%		17,677,469

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	60,000	0

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $17,603,028) 41.0%					17,677,469

TEMPORARY CASH INVESTMENTS (3) (Cost: $837,900) 1.9%					837,900

TOTAL INVESTMENTS (Cost: $46,332,991) 99.1%					42,750,469

OTHER NET ASSETS 0.9%					388,136

NET ASSETS 100.0%					$43,138,605

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.6%)
Abercrombie & Fitch Co. Cl A	405	13,316
Amazon.com, Inc.*	1,536	143,401
Apollo Group, Inc.*	588	43,318
AutoNation, Inc.*	434	7,847
AutoZone, Inc.*	145	21,202
Bed Bath & Beyond, Inc.*	1,191	44,710
Best Buy Co., Inc.	1,553	58,269
Big Lots, Inc.*	377	9,433
Black & Decker Corp.	277	12,822
Carnival Corp.	2,044	68,024
CBS Corp. Cl B	3,150	37,958
Coach, Inc.	1,432	47,141
Comcast Corp. Cl A	13,016	219,840
D.R. Horton, Inc.	1,258	14,354
Darden Restaurants, Inc.	632	21,570
DeVry, Inc.	285	15,766
DIRECTV Group, Inc.*	2,066	56,980
Disney (Walt) Co.	8,547	234,701
Eastman Kodak Co.	1,273	6,085
Expedia, Inc.*	959	22,968
Family Dollar Stores, Inc.	643	16,975
Ford Motor Co.*	14,701	105,994
Fortune Brands, Inc.	665	28,582
GameStop Corp. Cl A*	736	19,482
Gannett Co., Inc.	1,066	13,336
Gap, Inc.	2,231	47,743
Genuine Parts Co.	726	27,632
Goodyear Tire & Rubber Co.*	1,103	18,784
H&R Block, Inc.	1,547	28,434
Harley-Davidson, Inc.	1,076	24,748
Harman Int'l. Industries, Inc.	301	10,198
Hasbro, Inc.	573	15,901
Home Depot, Inc.	7,722	205,714
International Game Technology	1,380	29,642
Interpublic Group of Cos., Inc.*	2,193	16,491
Johnson Controls, Inc.	2,732	69,830
KB Home	329	5,465
Kohl's Corp.*	1,390	79,300
Leggett & Platt, Inc.	693	13,444
Lennar Corp. Cl A	694	9,890
Limited Brands, Inc.	1,217	20,677
Lowe's Cos., Inc.	6,703	140,361
Macy's, Inc	1,918	35,080
Marriott International, Inc. Cl A	1,173	32,363
Mattel, Inc.	1,683	31,068

McDonald's Corp.	5,006	285,692
McGraw-Hill Cos., Inc.	1,463	36,780
Meredith Corp.	167	5,000
New York Times Co. Cl A	531	4,312
Newell Rubbermaid, Inc.	1,243	19,503
News Corp. Cl A	10,267	123,101
NIKE, Inc. Cl B	1,767	114,325
Nordstrom, Inc.	755	23,058
O'Reilly Automotive, Inc.*	626	22,624
Office Depot, Inc.*	1,320	8,738
Omnicom Group, Inc.	1,426	52,676
Penney (J.C.) Co., Inc.	1,072	36,180
Polo Ralph Lauren Corp.	264	20,228
Pulte Homes, Inc.	1,419	15,595
RadioShack Corp.	581	9,627
Scripps Networks Interactive, Inc. Cl A	404	14,928
Sears Hldgs. Corp.*	222	14,499
Sherwin-Williams Co.	451	27,132
Staples, Inc.	3,275	76,046
Starbucks Corp.*	3,278	67,691
Starwood Hotels & Resorts	866	28,604
Target Corp.	3,449	160,999
Tiffany & Co.	570	21,962
Time Warner Cable, Inc.	1,594	68,685
Time Warner, Inc.	5,456	157,024
TJX Cos., Inc.	1,930	71,700
V.F. Corp.	408	29,551
Viacom, Inc. Cl B*	2,822	79,129
Washington Post Co. Cl B	28	13,106
Whirlpool Corp.	336	23,507
Wyndham Worldwide Corp.	816	13,317
Wynn Resorts Ltd.*	317	22,472
Yum! Brands, Inc.	2,111	71,267
		3,885,897
CONSUMER STAPLES (10.9%)
Altria Group, Inc.	9,537	169,854
Archer-Daniels-Midland Co.	2,904	84,855
Avon Products, Inc.	1,960	66,562
Brown-Forman Corp. Cl B	503	24,255
Campbell Soup Co.	878	28,640
Clorox Co.	632	37,174
Coca-Cola Co.	10,610	569,757
Coca-Cola Enterprises, Inc.	1,459	31,237
Colgate-Palmolive Co.	2,267	172,927
ConAgra Foods, Inc.	2,023	43,859
Constellation Brands, Inc. Cl A*	916	13,877
Costco Wholesale Corp.	2,014	113,710
CVS Caremark Corp.	6,708	239,744

Dean Foods Co.*	815	14,499
Dr. Pepper Snapple Group, Inc.*	1,150	33,063
Estee Lauder Cos., Inc. Cl A	525	19,467
General Mills, Inc.	1,500	96,570
Heinz (H.J.) Co.	1,460	58,035
Hershey Co.	759	29,495
Hormel Foods Corp.	320	11,366
J.M. Smucker Co.	543	28,784
Kellogg Co.	1,173	57,747
Kimberly-Clark Corp.	1,886	111,236
Kraft Foods, Inc. Cl A	6,783	178,189
Kroger Co.	2,996	61,837
Lorillard, Inc.	758	56,319
McCormick & Co., Inc.	589	19,991
Molson Coors Brewing Co. Cl B	727	35,390
Pepsi Bottling Group, Inc.	658	23,978
PepsiCo, Inc.	7,072	414,844
Philip Morris Int'l., Inc.	8,736	425,793
Proctor & Gamble Co.	12,992	752,497
Reynolds American, Inc.	779	34,681
Safeway, Inc.	1,876	36,995
Sara Lee Corp.	3,094	34,467
SUPERVALU, Inc.	966	14,548
Sysco Corp.	2,718	67,542
Tyson Foods, Inc. Cl A	1,381	17,442
Wal-Mart Stores, Inc.	9,913	486,629
Walgreen Co.	4,538	170,039
Whole Foods Market, Inc.	641	19,544
		4,907,438
ENERGY (11.1%)
Anadarko Petroleum Corp.	2,338	146,663
Apache Corp.	1,544	141,786
Baker Hughes, Inc.	1,361	58,060
BJ Services Co.	1,290	25,065
Cabot Oil & Gas Corp.	486	17,375
Cameron International Corp.*	1,015	38,387
Chesapeake Energy Corp.	2,968	84,291
Chevron Corp.	9,106	641,336
ConocoPhillips	6,814	307,720
Consol Energy, Inc.	842	37,983
Denbury Resources, Inc.*	1,176	17,793
Devon Energy Corp.	2,064	138,969
Diamond Offshore Drilling, Inc	325	31,044
El Paso Corp.	3,280	33,850
ENSCO International, Inc.	663	28,204
EOG Resources, Inc.	1,173	97,957
Exxon Mobil Corp.	22,028	1,511,336
FMC Technologies, Inc.*	565	29,516

Halliburton Co.	4,173	113,172
Hess Corp.	1,363	72,866
Marathon Oil Corp.	3,286	104,823
Massey Energy Co.	396	11,044
Murphy Oil Corp.	882	50,777
Nabors Industries Ltd.*	1,315	27,484
National Oilwell Varco, Inc.*	1,945	83,888
Noble Energy, Inc.	806	53,164
Occidental Petroleum Corp.	3,807	298,469
Peabody Energy Corp.	1,268	47,195
Pioneer Natural Resources Co.	539	19,560
Range Resources Corp.	726	35,835
Rowan Cos., Inc.	525	12,112
Schlumberger Ltd.	5,543	330,363
Smith International, Inc.	1,024	29,389
Southwestern Energy Co.*	1,627	69,440
Spectra Energy Corp.	2,971	56,271
Sunoco, Inc.	545	15,505
Tesoro Corp.	656	9,827
Valero Energy Corp.	2,621	50,821
Williams Cos., Inc.	2,732	48,821
XTO Energy, Inc.	2,690	111,151
		5,039,312
FINANCIALS (14.5%)
Aflac, Inc.	2,153	92,019
Allstate Corp.	2,436	74,590
American Express Co.	5,548	188,077
American Int'l. Group, Inc.*	619	27,304
Ameriprise Financial, Inc.	1,180	42,869
Aon Corp.	1,262	51,351
Apartment Investment & Management Co. Cl A	542	7,995
Assurant, Inc.	537	17,216
AvalonBay Communities, Inc.	367	26,692
Bank of America Corp.	39,746	672,502
Bank of New York Mellon Corp.	5,611	162,663
BB&T Corp.	3,137	85,452
Boston Properties, Inc.	638	41,821
Capital One Financial Corp.	2,129	76,069
CB Richard Ellis Group, Inc. Cl A*	1,110	13,031
Charles Schwab Corp.	4,479	85,773
Chubb Corp.	1,594	80,354
Cincinnati Financial Corp.	736	19,129
Citigroup, Inc.	60,357	292,128
CME Group, Inc.	300	92,457
Comerica, Inc.	688	20,413
Discover Financial Svcs.	2,412	39,147
E*Trade Financial Corp.*	4,093	7,163
Equity Residential	1,249	38,344

Federated Investors, Inc. Cl B	409	10,785
Fifth Third Bancorp	3,659	37,066
First Horizon National Corp.*	1,020	13,491
Franklin Resources, Inc.	676	68,006
Genworth Financial, Inc. Cl A	2,222	26,553
Goldman Sachs Group, Inc.	2,349	433,038
Hartford Financial Svcs. Group, Inc.	1,778	47,117
HCP, Inc.	1,336	38,397
Health Care REIT, Inc.	552	22,974
Host Hotels & Resorts, Inc.	2,850	33,545
Hudson City Bancorp, Inc.	2,236	29,403
Huntington Bancshares, Inc.	2,711	12,769
IntercontinentalExchange, Inc.*	335	32,559
Invesco Ltd.	1,917	43,631
Janus Capital Group, Inc.	826	11,713
JPMorgan Chase & Co.	18,100	793,142
KeyCorp	3,965	25,773
Kimco Realty Corp.	1,744	22,742
Legg Mason, Inc.	741	22,993
Leucadia National Corp.*	886	21,902
Lincoln National Corp.	1,401	36,300
Loews Corp.	1,679	57,506
M&T Bank Corp.	377	23,495
Marsh & McLennan Cos., Inc.	2,404	59,451
Marshall & Ilsley Corp.	1,717	13,856
MBIA, Inc.*	693	5,378
MetLife, Inc.	3,812	145,123
Moody's Corp.	903	18,475
Morgan Stanley	6,236	192,568
Nasdaq OMX Group, Inc.*	648	13,640
Northern Trust Corp.	1,120	65,139
NYSE Euronext	1,195	34,524
People's United Financial, Inc.	1,606	24,989
Plum Creek Timber Co., Inc.	754	23,103
PNC Financial Svcs. Grp., Inc.	2,138	103,885
Principal Financial Grp., Inc.	1,487	40,729
Progressive Corp.*	3,118	51,696
ProLogis	2,031	24,210
Prudential Financial, Inc.	2,162	107,905
Public Storage	617	46,423
Regions Financial Corp.	5,669	35,204
Simon Property Group, Inc.	1,300	90,283
SLM Corp.*	2,190	19,097
State Street Corp.	2,243	117,982
SunTrust Banks, Inc.	2,310	52,091
T. Rowe Price Group, Inc.	1,174	53,652
Torchmark Corp.	385	16,721
Travelers Cos., Inc.	2,616	128,786
U.S. Bancorp	8,742	191,100

Unum Group	1,534	32,889
Ventas, Inc.	716	27,566
Vornado Realty Trust	721	46,417
Wells Fargo & Co.	21,730	612,351
XL Capital Ltd. Cl A	1,606	28,041
Zions Bancorporation	582	10,459
		6,553,192
HEALTH CARE (12.4%)
Abbott Laboratories	7,163	354,354
Aetna, Inc.	2,012	55,994
Allergan, Inc.	1,433	81,337
AmerisourceBergen Corp.	1,361	30,459
Amgen, Inc.*	4,638	279,347
Bard (C.R.), Inc.	449	35,296
Baxter International, Inc.	2,762	157,462
Becton, Dickinson & Co.	1,097	76,516
Biogen Idec, Inc.*	1,339	67,646
Boston Scientific Corp.*	6,980	73,918
Bristol-Myers Squibb Co.	9,041	203,603
Cardinal Health, Inc.	1,658	44,434
CareFusion Corp.*	822	17,920
Celgene Corp.*	2,126	118,843
Cephalon, Inc.*	344	20,035
CIGNA Corp.	1,274	35,787
Coventry Health Care, Inc.*	725	14,471
DaVita, Inc.*	482	27,300
Dentsply International, Inc.	682	23,556
Express Scripts, Inc.*	1,268	98,371
Forest Laboratories, Inc.*	1,385	40,774
Genzyme Corp.*	1,262	71,593
Gilead Sciences, Inc.*	4,158	193,680
Hospira, Inc.*	751	33,495
Humana, Inc.*	786	29,318
IMS Health, Inc.	839	12,879
Intuitive Surgical, Inc.*	174	45,632
Johnson & Johnson	12,668	771,355
King Pharmaceuticals, Inc.*	1,135	12,224
Laboratory Corp. of America Hldgs.*	499	32,784
Life Technologies Corp.*	804	37,426
Lilly (Eli) & Co.	4,624	152,731
McKesson Corp.	1,224	72,889
Medco Health Solutions, Inc.*	2,168	119,912
Medtronic, Inc.	5,130	188,784
Merck & Co., Inc.	9,700	306,811
Millipore Corp.*	255	17,934
Mylan, Inc.*	1,390	22,254
Patterson Cos., Inc.*	428	11,663
PerkinElmer, Inc.	537	10,332

Pfizer, Inc.	30,464	504,179
Quest Diagnostics, Inc.	726	37,890
Schering-Plough Corp.	7,506	212,045
St. Jude Medical, Inc.*	1,594	62,182
Stryker Corp.	1,292	58,696
Tenet Healthcare Corp.*	2,028	11,925
Thermo Fisher Scientific, Inc.*	1,906	83,235
UnitedHealth Group, Inc.	5,484	137,319
Varian Medical Systems, Inc.*	579	24,393
Waters Corp.*	444	24,802
Watson Pharmaceuticals, Inc.*	479	17,551
WellPoint, Inc.*	2,187	103,576
Wyeth	6,096	296,144
Zimmer Hldgs., Inc.*	985	52,648
		5,627,704
INDUSTRIALS (9.7%)
3M Co.	3,215	237,267
Avery Dennison Corp.	520	18,725
Boeing Co.	3,353	181,565
Burlington Northern Santa Fe Corp.	1,201	95,876
Caterpillar, Inc.	2,884	148,036
Cintas Corp.	597	18,095
CSX Corp.	1,796	75,181
Cummins, Inc.	939	42,077
Danaher Corp.	1,191	80,178
Deere & Co.	1,977	84,853
Donnelley (R.R.) & Sons Co.	940	19,984
Dover Corp.	835	32,365
Dun & Bradstreet Corp.	244	18,378
Eaton Corp.	772	43,687
Emerson Electric Co.	3,459	138,637
Equifax, Inc.	568	16,552
Expeditors Int'l. of Wash.	973	34,201
Fastenal Co.	607	23,491
FedEx Corp.	1,448	108,919
Flowserve Corp.	258	25,423
Fluor Corp.	822	41,799
General Dynamics Corp.	1,775	114,665
General Electric Co.	48,818	801,587
Goodrich Corp.	571	31,028
Grainger (W.W.), Inc.	285	25,468
Honeywell International, Inc.	3,438	127,722
Illinois Tool Works, Inc.	1,769	75,554
Iron Mountain, Inc.*	835	22,261
ITT Corp.	838	43,702
Jacobs Engineering Group, Inc.*	572	26,283
L-3 Communications Hldgs., Inc.	533	42,811
Lockheed Martin Corp.	1,478	115,402

Masco Corp.	1,688	21,809
Monster Worldwide, Inc.*	569	9,946
Norfolk Southern Corp.	1,704	73,459
Northrop Grumman Corp.	1,448	74,934
PACCAR, Inc.	1,686	63,579
Pall Corp.	535	17,270
Parker Hannifin Corp.	734	38,051
Pitney Bowes, Inc.	926	23,011
Precision Castparts Corp.	637	64,891
Quanta Services, Inc.*	916	20,271
Raytheon Co.	1,782	85,483
Republic Services, Inc.	1,478	39,270
Robert Half Int'l., Inc.	690	17,264
Robinson (C.H.) Worldwide, Inc.	776	44,814
Rockwell Automation, Inc.	655	27,903
Rockwell Collins, Inc.	722	36,678
Ryder System, Inc.	257	10,038
Snap-On, Inc.	264	9,177
Southwest Airlines Co.	3,436	32,986
Stanley Works	367	15,667
Stericycle, Inc.*	392	18,992
Textron, Inc.	1,251	23,744
Union Pacific Corp.	2,306	134,555
United Parcel Service, Inc. Cl B	4,581	258,689
United Technologies Corp.	4,296	261,755
Waste Management, Inc.	2,233	66,588
		4,402,596
INFORMATION TECHNOLOGY (17.7%)
Adobe Systems, Inc.*	2,385	78,800
Advanced Micro Devices, Inc.*	2,657	15,039
Affiliated Computer Svcs., Inc. Cl A*	451	24,431
Agilent Technologies, Inc.*	1,618	45,029
Akamai Technologies, Inc.*	794	15,626
Altera Corp.	1,347	27,627
Amphenol Corp. Cl A	795	29,956
Analog Devices, Inc.	1,350	37,233
Apple, Inc.*	4,102	760,388
Applied Materials, Inc.	6,150	82,410
Autodesk, Inc.*	1,060	25,228
Automatic Data Processing, Inc.	2,315	90,980
BMC Software, Inc.*	851	31,938
Broadcom Corp. Cl A*	1,963	60,245
CA, Inc.	1,848	40,638
Ciena Corp.*	429	6,984
Cisco Systems, Inc.*	26,518	624,234
Citrix Systems, Inc.*	855	33,542
Cognizant Technology Solutions*	1,349	52,152
Computer Sciences Corp.*	696	36,686

Compuware Corp.*	1,092	8,004
Convergys Corp.*	553	5,497
Corning, Inc.	7,234	110,753
Dell, Inc.*	7,996	122,019
eBay, Inc.*	5,151	121,615
Electronic Arts, Inc.*	1,499	28,556
EMC Corp.*	9,316	158,745
Fidelity Nat'l. Information Svcs., Inc.	890	22,704
Fiserv, Inc.*	712	34,318
FLIR Systems, Inc.*	699	19,551
Google, Inc.*	1,101	545,931
Harris Corp.	600	22,560
Hewlett-Packard Co.	10,730	506,563
Int'l. Business Machines Corp.	6,026	720,770
Intel Corp.	25,653	502,029
Intuit, Inc.*	1,477	42,095
Jabil Circuit, Inc.	827	11,090
JDS Uniphase Corp.*	1,014	7,210
Juniper Networks, Inc.*	2,399	64,821
KLA-Tencor Corp.	779	27,935
Lexmark International, Inc. Cl A*	356	7,668
Linear Technology Corp.	1,019	28,155
LSI Corp.*	3,041	16,695
MasterCard, Inc. Cl A	437	88,340
McAfee, Inc.*	726	31,792
MEMC Electronic Materials, Inc.*	1,000	16,630
Microchip Technology, Inc.	842	22,313
Micron Technology, Inc.*	3,906	32,029
Microsoft Corp.	35,592	921,472
Molex, Inc.	619	12,925
Motorola, Inc.	10,768	92,497
National Semiconductor Corp.	1,080	15,412
NetApp, Inc.*	1,549	41,327
Novell, Inc.*	1,585	7,148
Novellus Systems, Inc.*	442	9,273
Nvidia Corp.*	2,532	38,056
Oracle Corp.	17,762	370,160
Paychex, Inc.	1,484	43,110
QLogic Corp.*	549	9,443
QUALCOMM, Inc.	7,730	347,695
Red Hat, Inc.*	854	23,605
Salesforce.com, inc.*	502	28,579
SanDisk Corp.*	1,014	22,004
Sun Microsystems, Inc.*	3,466	31,506
Symantec Corp.*	3,825	62,998
Tellabs, Inc.*	1,847	12,781
Teradata Corp.*	803	22,099
Teradyne, Inc.*	784	7,252
Texas Instruments, Inc.	5,740	135,981

Total System Services, Inc.	904	14,563
VeriSign, Inc.*	896	21,226
Western Digital Corp.*	1,042	38,064
Western Union Co.	3,219	60,903
Xerox Corp.	4,003	30,983
Xilinx, Inc.	1,239	29,017
Yahoo!, Inc.*	5,638	100,413
		7,996,046
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	954	74,011
Airgas, Inc.	371	17,945
AK Steel Hldg. Corp.	510	10,062
Alcoa, Inc.	4,504	59,092
Allegheny Technologies, Inc.	456	15,955
Ball Corp.	427	21,008
Bemis Co., Inc.	491	12,722
CF Industries Hldgs., Inc.	222	19,143
Dow Chemical Co.	5,222	136,138
Du Pont (E.I.) de Nemours & Co.	4,138	132,995
Eastman Chemical Co.	337	18,043
Ecolab, Inc.	1,082	50,021
FMC Corp.	329	18,506
Freeport-McMoRan Copper & Gold, Inc.	1,944	133,378
Int'l. Flavors & Fragrances, Inc.	358	13,579
International Paper Co.	2,041	45,371
MeadWestvaco Corp.	787	17,558
Monsanto Co.	2,494	193,036
Newmont Mining Corp.	2,289	100,762
Nucor Corp.	1,450	68,165
Owens-Illinois, Inc.*	785	28,967
Pactiv Corp.*	605	15,760
PPG Industries, Inc.	751	43,716
Praxair, Inc.	1,398	114,203
Sealed Air Corp.	721	14,153
Sigma-Aldrich Corp.	562	30,337
Titanium Metals Corp.	393	3,769
United States Steel Corp.	661	29,329
Vulcan Materials Co.	588	31,793
Weyerhaeuser Co.	962	35,257
		1,504,774
TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	1,800	65,520
AT&T, Inc.	26,835	724,813
CenturyTel, Inc.	1,367	45,931
Frontier Communications Corp.	1,418	10,692
MetroPCS Communications, Inc.*	1,152	10,783
Qwest Communications Int'l., Inc.	6,914	26,342
Sprint Nextel Corp.*	12,730	50,283

Verizon Communications, Inc.	13,075	395,780
Windstream Corp.	1,989	20,149
		1,350,293
UTILITIES (3.5%)
AES Corp.*	3,054	45,260
Allegheny Energy, Inc.	772	20,473
Ameren Corp.	1,080	27,302
American Electric Power Co., Inc.	2,182	67,620
CenterPoint Energy,Inc.	1,778	22,101
CMS Energy Corp.	1,045	14,003
Consolidated Edison, Inc.	1,257	51,462
Constellation Energy Group, Inc.	907	29,360
Dominion Resources, Inc.	2,716	93,702
DTE Energy Co.	759	26,671
Duke Energy Corp.	5,945	93,574
Dynegy, Inc. Cl A*	2,309	5,888
Edison International	1,484	49,833
Entergy Corp.	890	71,075
EQT Corp.	609	25,943
Exelon Corp.	3,046	151,143
FirstEnergy Corp.	1,396	63,825
FPL Group, Inc.	1,895	104,661
Integrys Energy Group, Inc.	350	12,562
Nicor, Inc.	208	7,611
NiSource, Inc.	1,276	17,724
Northeast Utilities	810	19,229
Pepco Hldgs., Inc.	1,017	15,133
PG&E Corp.	1,691	68,469
Pinnacle West Capital Corp.	465	15,261
PPL Corp.	1,731	52,519
Progress Energy Enterprise	1,287	50,270
Public Svc. Enterprise Group, Inc.	2,312	72,689
Questar Corp.	809	30,386
SCANA Corp.	496	17,310
Sempra Energy	1,134	56,485
Southern Co.	3,647	115,500
TECO Energy, Inc.	977	13,756
Wisconsin Energy Corp.	539	24,347
Xcel Energy, Inc.	2,104	40,481
		1,593,628
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $46,289,381) 94.7%		42,860,880

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	AAA	0.18	11/19/09	600,000	599,857
U.S. GOVERNMENT AGENCIES (1.1%)
FHLMC	AAA	0.12	11/16/09	500,000	499,923

COMMERCIAL PAPER (2.2%)
NetJets, Inc.†	A-1+	0.10	10/05/09	980,000	979,989
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,079,769) 4.6%					2,079,769

TEMPORARY CASH INVESTMENTS (3) (Cost: $488,300) 1.1%					488,300

TOTAL INVESTMENTS (Cost: $48,857,450) 100.4%					45,428,949

OTHER NET ASSETS -0.4%					(189,808)

NET ASSETS 100.0%					$45,239,141

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.2%)
99 Cents Only Stores*	2,005	26,967
Aaron’s, Inc.	2,387	63,017
Advance Auto Parts, Inc.	4,197	164,858
Aeropostale, Inc.*	2,971	129,149
American Eagle Outfitters, Inc.	9,070	152,920
American Greetings Corp. Cl A	1,702	37,955
AnnTaylor Stores Corp.*	2,632	41,822
Barnes & Noble, Inc.	1,761	39,129
Blyth, Inc.	257	9,954
Bob Evans Farms, Inc.	1,367	39,725
BorgWarner, Inc.	5,160	156,142
Boyd Gaming Corp.*	2,335	25,522
Brink’s Home Security Hldgs., Inc.*	2,044	62,935
Brinker International, Inc.	4,579	72,028
Callaway Golf Co.	2,686	20,440
Career Education Corp.*	3,024	73,725
CarMax, Inc.*	9,673	202,166
Cheesecake Factory, Inc.*	2,641	48,911
Chico’s FAS, Inc.*	7,808	101,504
Chipotle Mexican Grill, Inc. Cl A*	1,347	130,726
Coldwater Creek, Inc.*	2,468	20,238
Collective Brands, Inc.*	2,771	48,021
Corinthian Colleges, Inc.*	3,891	72,217
Dick’s Sporting Goods, Inc.*	3,879	86,890
Dollar Tree, Inc.*	3,957	192,627
DreamWorks Animation SKG Cl A*	3,337	118,697
Foot Locker, Inc.	6,930	82,814
Fossil, Inc.*	2,094	59,574
Gentex Corp.	6,072	85,919
Guess?, Inc.	2,556	94,674
Hanesbrands, Inc.*	4,240	90,736
Harte-Hanks, Inc.	1,702	23,539
International Speedway Corp. Cl A	1,349	37,192
ITT Educational Svcs., Inc.*	1,399	154,464
J. Crew Group, Inc.*	2,453	87,866
Lamar Advertising Co. Cl A*	2,414	66,240
Life Time Fitness, Inc.*	1,814	50,883
LKQ Corp.*	6,260	116,060
Marvel Entertainment, Inc.*	2,154	106,881
Matthews International Corp. Cl A	1,348	47,692
MDC Hldgs., Inc.	1,663	57,773
Mohawk Industries, Inc.*	2,450	116,841
Netflix, Inc.*	2,021	93,310
NVR, Inc.*	255	162,529

Panera Bread Co. Cl A*	1,352	74,360
PetSmart, Inc.	5,526	120,191
Phillips-Van Heusen Corp.	2,252	96,363
Priceline.com, Inc.*	1,895	314,224
Regis Corp.	2,565	39,758
Rent-A-Center, Inc.*	2,937	55,451
Ross Stores, Inc.	5,519	263,643
Ryland Group, Inc.	1,906	40,159
Saks, Inc.*	6,177	42,127
Scholastic Corp.	1,123	27,334
Scientific Games Corp. Cl A*	2,888	45,717
Service Corp. International	10,986	77,012
Sotheby’s	2,954	50,897
Strayer Education, Inc.	619	134,744
The Warnaco Group, Inc.*	2,007	88,027
Thor Industries, Inc.	1,581	48,932
Timberland Co. Cl A*	1,969	27,408
Toll Brothers, Inc.*	5,862	114,543
Tupperware Brands Corp.	2,792	111,457
Under Armour, Inc. Cl A*	1,630	45,363
Urban Outfitters, Inc.*	5,651	170,491
Wendy’s/Arby’s Group, Inc.	16,099	76,148
Wiley (John) & Sons, Inc. Cl A	1,878	65,317
Williams-Sonoma, Inc.	4,660	94,272
WMS Industries, Inc.*	2,055	91,571
		5,988,781
CONSUMER STAPLES (3.4%)
Alberto-Culver Co.	3,766	104,243
BJ’s Wholesale Club, Inc.*	2,444	88,522
Church & Dwight Co., Inc.	3,084	174,986
Corn Products Int’l., Inc.	3,256	92,861
Energizer Hldgs., Inc.*	3,065	203,332
Flowers Foods, Inc.	3,353	88,150
Hansen Natural Corp.*	3,175	116,650
Lancaster Colony Corp.	859	44,041
NBTY, Inc.*	2,723	107,776
PepsiAmericas, Inc.	2,464	70,372
Ralcorp Hldgs., Inc.*	2,572	150,385
Ruddick Corp.	1,810	48,182
Smithfield Foods, Inc.*	6,152	84,898
Tootsie Roll Industries, Inc.	1,163	27,656
Universal Corp.	1,115	46,629
		1,448,683
ENERGY (6.1%)
Arch Coal, Inc.	7,401	163,784
Bill Barrett Corp.*	1,757	57,612
Cimarex Energy Co.	3,740	162,017
Comstock Resources, Inc.*	2,098	84,088

Encore Aquisition Co.*	2,498	93,425
Exterran Hldgs., Inc.*	2,782	66,045
Forest Oil Corp.*	5,042	98,672
Frontier Oil Corp.	4,716	65,647
Helix Energy Solutions Group*	4,099	61,403
Helmerich & Payne, Inc.	4,834	191,088
Mariner Energy, Inc.*	4,565	64,732
Newfield Exploration Co.*	5,969	254,041
Oceaneering Int’l., Inc.*	2,496	141,648
Overseas Shipholding Group, Inc.	1,028	38,416
Patriot Coal Corp.*	3,370	39,631
Patterson-UTI Energy, Inc.	6,906	104,281
Plains Exploration & Production Co.*	6,302	174,313
Pride International, Inc.*	7,825	238,193
Quicksilver Resources, Inc.*	5,451	77,350
Southern Union Co.	5,582	116,050
Superior Energy Services, Inc.*	3,489	78,572
Tidewater, Inc.	2,297	108,166
Unit Corp.*	1,781	73,466
		2,552,640
FINANCIALS (16.6%)
Affiliated Managers Group, Inc.*	1,823	118,513
Alexandria Real Estate Equities, Inc.	1,949	105,928
AMB Property Corp.	6,439	147,775
American Financial Group, Inc.	3,492	89,046
AmeriCredit Corp.*	4,377	69,113
Apollo Investment Corp.	7,245	69,190
Associated Banc-Corp.	5,703	65,128
Astoria Financial Corp.	3,668	40,495
BancorpSouth, Inc.	3,315	80,919
Bank of Hawaii Corp.	2,121	88,106
Berkley (W.R.) Corp.	5,937	150,087
BRE Properties, Inc.	2,331	72,960
Brown & Brown, Inc.	5,215	99,919
Camden Property Trust	2,838	114,371
Cathay General Bancorp	2,237	18,097
City National Corp.	1,950	75,914
Commerce Bancshares, Inc.	3,113	115,928
Corporate Office Pptys. Trust	2,560	94,413
Cousins Properties, Inc.	4,096	33,915
Cullen/Frost Bankers, Inc.	2,684	138,602
Duke Realty Corp.	10,078	121,037
Eaton Vance Corp.	5,214	145,940
Equity One, Inc.	1,465	22,957
Essex Property Trust, Inc.	1,217	96,849
Everest Re Group Ltd.	2,673	234,422
Federal Realty Investment Trust	2,720	166,926
Fidelity Nat’l. Financial, Inc. Cl A	10,233	154,314

First American Corp.	4,088	132,329
First Niagara Financial Group,	8,231	101,488
FirstMerit Corp.	3,869	73,618
Fulton Financial Corp.	7,998	58,865
Gallagher (Arthur J.) & Co.	4,476	109,080
Hanover Insurance Group, Inc.	2,265	93,612
HCC Insurance Hldgs., Inc.	4,978	136,148
Highwoods Properties, Inc.	3,160	99,382
Horace Mann Educators Corp.	1,734	24,224
Hospitality Properties Trust	5,480	111,628
International Bancshares Corp.	2,373	38,704
Jefferies Group, Inc.*	5,377	146,416
Jones Lang LaSalle, Inc.	1,894	89,719
Liberty Property Trust	4,937	160,601
Mack-Cali Realty Corp.	3,450	111,539
Mercury General Corp.	1,574	56,947
Nationwide Health Pptys., Inc.	4,746	147,079
New York Community Bancorp, Inc.	15,779	180,196
NewAlliance Bancshares, Inc.	4,829	51,670
Old Republic Int’l. Corp.	10,598	129,084
OMEGA Healthcare Investors, Inc.	3,719	59,578
PacWest Bancorp	1,244	23,698
Potlatch Corp.	1,793	51,011
Protective Life Corp.	3,863	82,745
Raymond James Financial, Inc.	4,336	100,942
Rayonier, Inc.	3,526	144,249
Realty Income Corp.	4,623	118,580
Regency Centers Corp.	3,534	130,935
Reinsurance Grp. of America, Inc.	3,199	142,675
SEI Investments Co.	5,678	111,743
SL Green Realty Corp	3,434	150,581
StanCorp Financial Group, Inc.	2,179	87,966
SVB Financial Group*	1,473	63,737
Synovus Financial Corp.	21,260	79,725
TCF Financial Corp.	5,062	66,008
The Macerich Co.	3,513	106,549
Trustmark Corp.	2,311	44,025
UDR, Inc.	6,623	104,246
Unitrin, Inc.	2,228	43,424
Valley National Bancorp	6,416	78,853
Waddell & Reed Financial, Inc. Cl A	3,725	105,976
Washington Federal, Inc.	4,742	79,950
Webster Financial Corp.	2,957	36,874
Weingarten Realty Investors	4,655	92,728
Westamerica Bancorporation	1,304	67,808
Wilmington Trust Corp.	3,194	45,355
		7,003,154

HEALTH CARE (11.2%)
Affymetrix, Inc.*	3,140	27,569
Beckman Coulter, Inc.	3,089	212,956
Bio-Rad Laboratories, Inc. Cl A*	852	78,282
Cerner Corp.*	2,928	219,014
Charles River Laboratories Int’l., Inc.*	2,942	108,795
Community Health Systems, Inc.*	4,104	131,041
Covance, Inc.*	2,844	154,003
Edwards Lifesciences Corp.*	2,514	175,754
Endo Pharmaceuticals Hldgs., Inc.*	5,209	117,880
Gen-Probe, Inc.*	2,211	91,624
Health Management Associates, Inc. Cl A*	11,027	82,592
Health Net, Inc.*	4,608	70,963
Hill-Rom Hldgs., Inc.	2,864	62,378
Hologic, Inc.*	11,674	190,753
IDEXX Laboratories, Inc.*	2,587	129,350
Immucor, Inc.*	3,143	55,631
Kindred Healthcare, Inc.*	1,726	28,013
Kinetic Concepts, Inc.*	2,735	101,140
LifePoint Hospitals, Inc.*	2,421	65,512
Lincare Hldgs., Inc.*	2,980	93,125
Masimo Corp.*	2,276	59,631
Medicis Pharmaceutical Corp. Cl A	2,549	54,421
Mettler-Toledo Int’l., Inc.*	1,499	135,794
Omnicare, Inc.	5,350	120,482
OSI Pharmaceuticals, Inc.*	2,577	90,968
Owens & Minor, Inc.	1,851	83,758
Perrigo Co.	3,535	120,155
Pharmaceutical Product Development, Inc.	5,211	114,329
Psychiatric Solutions, Inc.*	2,475	66,231
ResMed, Inc.*	3,319	150,019
Schein (Henry), Inc.*	4,038	221,727
Sepracor, Inc.*	4,916	112,576
STERIS Corp.	2,563	78,043
Techne Corp.	1,636	102,332
Teleflex, Inc.	1,751	84,591
Thoratec Corp.*	2,530	76,583
United Therapeutics Corp.*	2,070	101,409
Universal Health Svcs., Inc. Cl B	2,175	134,698
Valeant Pharmaceuticals Int’l.*	2,985	83,759
Varian, Inc.*	1,283	65,510
VCA Antech, Inc.*	3,686	99,117
Vertex Pharmaceuticals, Inc.*	8,067	305,739
WellCare Health Plans, Inc.*	1,888	46,539
		4,704,786
INDUSTRIALS (13.4%)
Aecom Technology Corp.*	4,858	131,846
AGCO Corp.*	4,227	116,792
AirTran Hldgs., Inc.*	5,406	33,788
Alaska Air Group, Inc.*	1,578	42,275

Alexander & Baldwin, Inc.	1,781	57,152
Alliant TechSystems, Inc.*	1,440	112,104
AMETEK, Inc.	4,790	167,219
BE Aerospace, Inc.*	4,482	90,267
Bucyrus International, Inc.	3,391	120,787
Carlisle Cos., Inc.	2,687	91,116
Clean Harbors, Inc.*	1,031	58,004
Con-way, Inc.	2,166	83,001
Copart, Inc.*	3,047	101,191
Corporate Executive Board Co.	1,503	37,425
Corrections Corp. of America*	5,085	115,175
Crane Co.	2,075	53,556
Deluxe Corp.	2,328	39,809
Donaldson Co., Inc.	3,377	116,946
Dycom Industries, Inc.*	1,673	20,578
Federal Signal Corp.	2,046	14,711
FTI Consulting, Inc.*	2,266	96,554
GATX Corp.	2,027	56,655
Graco, Inc.	2,598	72,406
Granite Construction, Inc.	1,498	46,348
Harsco Corp.	3,510	124,289
HNI Corp.	1,926	45,454
Hubbell, Inc. Cl B	2,466	103,572
Hunt (J.B.) Transport Svcs., Inc.	3,848	123,636
IDEX Corp.	3,569	99,754
JetBlue Airways Corp*	9,697	57,988
Joy Global, Inc.	4,602	225,222
Kansas City Southern*	4,206	111,417
KBR, Inc.	7,112	165,638
Kelly Svcs., Inc. Cl A	1,152	14,170
Kennametal, Inc.	3,618	89,039
Kirby Corp.*	2,409	88,699
Korn/Ferry International*	2,008	29,297
Landstar System, Inc.	2,255	85,825
Lennox International, Inc.	2,150	77,658
Lincoln Electric Hldgs., Inc.	1,876	89,016
Manpower, Inc.	3,426	194,288
Miller (Herman), Inc.	2,526	42,715
Mine Safety Appliances Co.	1,355	37,276
MPS Group, Inc.*	4,026	42,354
MSC Industrial Direct Co., Inc. Cl A	1,936	84,371
Navigant Consulting, Inc.*	2,122	28,647
Nordson Corp.	1,482	83,125
Oshkosh Corp.	3,959	122,452
Pentair, Inc.	4,376	129,180
Rollins, Inc.	1,914	36,079
Roper Industries, Inc.	4,056	206,775
Shaw Group, Inc.*	3,731	119,728
SPX Corp.	2,166	132,711

Terex Corp.*	4,843	100,395
The Brink’s Co.	2,080	55,973
Thomas & Betts Corp.*	2,327	69,996
Timken Co.	3,543	83,012
Trinity Industries, Inc.	3,476	59,752
United Rentals, Inc.*	2,662	27,419
URS Corp.*	3,714	162,116
Valmont Industries, Inc.*	896	76,321
Wabtec Corp.	2,101	78,851
Waste Connections, Inc.*	3,526	101,760
Watson Wyatt Worldwide, Inc. Cl A	1,874	81,631
Werner Enterprises, Inc.	1,931	35,975
Woodward Governor Co.	2,503	60,723
		5,660,004
INFORMATION TECHNOLOGY (13.8%)
3Com Corp.*	17,418	91,096
ACI Worldwide, Inc.*	1,486	22,483
Acxiom Corp.	3,534	33,432
ADC Telecommunications, Inc.*	4,376	36,496
Adtran, Inc.	2,469	60,614
Advent Software, Inc.*	689	27,732
Alliance Data Systems Corp.*	2,344	143,172
ANSYS, Inc.*	3,862	144,709
Arrow Electronics, Inc.*	5,282	148,688
Atmel Corp.*	19,966	83,658
Avnet, Inc.*	6,685	173,609
Avocent Corp.*	1,982	40,175
Broadridge Financial Solutions, Inc.	6,363	127,896
Cadence Design Systems, Inc.*	11,757	86,296
CommScope, Inc.*	4,176	124,988
Cree, Inc.*	4,377	160,855
Diebold, Inc.	2,929	96,452
Digital River, Inc.*	1,716	69,189
DST Systems, Inc.*	1,754	78,579
Equinix, Inc.*	1,731	159,252
F5 Networks, Inc.*	3,448	136,644
FactSet Research Systems, Inc.	1,859	123,140
Fair Isaac Corp.	2,183	46,913
Fairchild Semiconductor Int’l., Inc.*	5,542	56,695
Gartner, Inc.*	2,660	48,598
Global Payments, Inc.	3,529	164,804
Henry (Jack) & Associates, Inc.	3,731	87,567
Hewitt Associates, Inc. Cl A*	3,683	134,172
Imation Corp.	1,314	12,181
Informatica Corp.*	3,835	86,594
Ingram Micro, Inc. Cl A*	7,186	121,084
Integrated Device Technology, Inc.*	7,350	49,686
International Rectifier Corp.*	3,170	61,783

Intersil Corp. Cl A	5,324	81,510
Itron, Inc.*	1,767	113,335
Lam Research Corp.*	5,457	186,411
Lender Processing Svcs., Inc.	4,201	160,352
ManTech International Corp. Cl A*	982	46,311
Mentor Graphics Corp.*	4,254	39,605
Metavante Technologies, Inc.*	4,027	138,851
MICROS Systems, Inc.*	3,534	106,691
National Instruments Corp.	2,495	68,937
NCR Corp.*	6,983	96,505
NeuStar, Inc. Cl A*	3,306	74,716
Palm, Inc.*	7,383	128,686
Parametric Technology Corp.*	5,073	70,109
Plantronics, Inc.	2,153	57,722
Polycom, Inc.*	3,816	102,078
Quest Software, Inc.*	2,660	44,821
RF Micro Devices, Inc.*	12,143	65,936
Rovi Corp.*	4,459	149,822
SAIC, Inc.*	9,289	162,929
Semtech Corp.*	2,694	45,825
Silicon Laboratories, Inc.*	2,010	93,184
SRA International, Inc. Cl A*	1,936	41,798
Sybase, Inc.*	3,561	138,523
Synopsys, Inc.*	6,490	145,506
Tech Data Corp.*	2,218	92,291
Trimble Navigation Ltd.*	5,355	128,038
ValueClick, Inc.*	3,769	49,713
Vishay Intertechnology, Inc.*	8,221	64,946
Zebra Technologies Corp. Cl A*	2,645	68,585
		5,802,968
MATERIALS (6.1%)
Albemarle Corp.	4,023	139,196
AptarGroup, Inc.	3,001	112,117
Ashland, Inc.	3,173	137,137
Cabot Corp.	2,828	65,355
Carpenter Technology Corp.	1,972	46,125
Cliffs Natural Resources, Inc.	5,822	188,400
Commercial Metals Co.	4,915	87,979
Cytec Industries, Inc.	2,119	68,804
Greif, Inc. Cl A	1,551	85,383
Louisiana-Pacific Corp.*	5,481	36,558
Lubrizol Corp.	2,944	210,378
Martin Marietta Materials, Inc	2,001	184,232
Minerals Technologies, Inc.	805	38,286
Olin Corp.	3,388	59,087
Packaging Corp. of America	4,569	93,208
Reliance Steel & Aluminum Co.	2,810	119,594
RPM International, Inc.	5,706	105,504

Scotts Miracle-Gro Co. Cl A	1,964	84,354
Sensient Technologies Corp.	2,123	58,956
Sonoco Products Co.	4,394	121,011
Steel Dynamics, Inc.	9,576	146,896
Temple-Inland, Inc.	4,808	78,947
Terra Industries, Inc.	4,448	154,212
Valspar Corp.	4,432	121,924
Worthington Industries, Inc.	2,670	37,113
		2,580,756
TELECOMMUNICATION SERVICES (0.5%)
Cincinnati Bell, Inc.*	9,409	32,932
Syniverse Hldgs., Inc.*	3,094	54,145
Telephone & Data Systems, Inc.	4,162	129,064
		216,141
UTILITIES (5.5%)
AGL Resources, Inc.	3,421	120,659
Alliant Energy Corp.	4,872	135,685
Aqua America, Inc.	6,019	106,175
Black Hills Corp.	1,707	42,965
Cleco Corp.	2,682	67,265
DPL, Inc.	5,084	132,692
Energen Corp.	3,194	137,661
Great Plains Energy, Inc.	5,980	107,341
Hawaiian Electric Industries, Inc.	3,975	72,027
IDACORP, Inc.	2,090	60,171
MDU Resources Group	8,131	169,531
National Fuel Gas Co.	3,560	163,084
NSTAR	4,726	150,381
NV Energy, Inc.	10,393	120,455
OGE Energy Corp.	4,229	139,895
Oneok, Inc.	4,613	168,928
PNM Resources, Inc.	3,880	45,318
UGI Corp.	4,828	120,990
Vectren Corp.	3,598	82,898
Westar Energy, Inc.	4,882	95,248
WGL Hldgs., Inc.	2,203	73,007
		2,312,376
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $42,501,856) 90.8%		38,270,289

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	AAA	0.18	11/19/09	600,000	599,857
U.S. GOVERNMENT AGENCIES (1.7%)
FHLB	AAA	0.05	10/28/09	700,000	699,974
COMMERCIAL PAPER (4.3%)
NetJets, Inc.†	A-1+	0.10	10/05/09	900,000	899,990
Toyota Motor Credit Corp.	A-1+	0.21	10/02/09	900,000	899,995
					1,799,985

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $3,099,816) 7.4%	3,099,816

TEMPORARY CASH INVESTMENTS (3)
(Cost: $751,200) 1.8%	751,200

TOTAL INVESTMENTS
(Cost: $46,352,872) 100.0%	42,121,305

OTHER NET ASSETS 0.0% (4)	19,713

NET ASSETS 100.0%	$42,141,018

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.9%)
Dillard’s, Inc. Cl A	5,416	76,366
Pep Boys - Manny, Moe & Jack	3,032	29,623
Rent-A-Center, Inc.*	2,514	47,464
Tupperware Brands Corp.	3,425	136,721
Wolverine World Wide, Inc.	1,278	31,746
		321,920
CONSUMER STAPLES (4.7%)
American Italian Pasta Co. Cl A*	3,414	92,792
Casey’s General Stores, Inc.	460	14,435
Great Atlantic & Pacific Tea Co., Inc.*	5,730	51,054
Vector Group Ltd.	2,157	33,600
		191,881
ENERGY (4.3%)
CNX Gas Corp.*	671	20,600
ION Geophysical Corp.*	1,770	6,230
MarkWest Energy Partners LP	1,733	40,951
McMoRan Exploration Co.*	4,960	37,448
Superior Well Services, Inc.*	753	7,289
T-3 Energy Services, Inc.*	924	18,203
Trico Marine Services, Inc.*	2,534	19,562
Willbros Group, Inc.*	1,640	24,977
		175,260
FINANCIALS (30.9%)
AmTrust Financial Svcs., Inc.	970	11,068
Ashford Hospitality Trust, Inc.	8,652	29,936
Aspen Insurance Hldgs. Ltd.	1,912	50,611
BancFirst Corp.	472	17,431
Bank Mutual Corp.	4,989	44,103
Bank of Marin Bancorp*	260	8,146
Brookline Bancorp, Inc.	4,898	47,609
Bryn Mawr Bank Corp.*	210	3,669
CapLease, Inc.	820	3,305
DiamondRock Hospitality Co.*	2,580	20,898
Dime Community Bancshares*	900	10,287
Ellington Financial LLC†***	1,700	34,000
FBR Capital Markets Corp.*	1,630	9,666
FelCor Lodging Trust, Inc.	2,220	10,057
First Niagara Financial Group,	2,716	33,488
Forest City Enterprises, Inc. Cl A*	1,640	21,927
Glacier Bancorp, Inc.	2,709	40,472
Highwoods Properties, Inc.	1,636	51,452
IBERIABANK Corp.	451	20,548
iShares Russell 2000 Index Fund	1,275	76,793
iShares Russell 2000 Value Index Fund	1,360	76,881
Marlin Business Svcs. Corp.*	2,453	20,066
Meadowbrook Insurance Group, Inc.	5,629	41,655
Medical Properties Trust, Inc.	1,207	9,427
MFA Financial, Inc.	5,916	47,091
Mid-America Apt. Communities, Inc.	604	27,259

National Penn Bancshares, Inc.	1,560	9,532
National Retail Pptys., Inc.	800	17,176
NewAlliance Bancshares, Inc.	4,034	43,164
Pennsylvania REIT	1,992	15,159
PHH Corp.*	900	17,856
PMA Capital Corp. Cl A*	4,190	23,841
ProAssurance Corp.*	931	48,589
Realty Income Corp.	1,656	42,476
S.Y. Bancorp, Inc.	1,379	31,841
SeaBright Insurance Hldgs., Inc.*	3,936	44,949
Senior Housing Pptys. Trust	2,036	38,908
Signature Bank*	623	18,067
SPDR KBW	930	19,828
Trico Bancshares	730	11,972
United Westen Bancorp, Inc.*	7,588	30,124
Walter Investment Management Corp.*	288	4,614
Westamerica Bancorporation	961	49,972
Westfield Financial, Inc.	2,604	22,056
		1,257,969
HEALTH CARE (4.2%)
Abiomed, Inc.*	660	6,409
Allied Healthcare Int’l., Inc.*	1,271	3,559
Alphatec Hldgs., Inc.*	6,453	29,684
American Medical Systems Hldgs., Inc.*	1,277	21,607
Animal Health Int’l., Inc.*	1,350	2,862
Conceptus, Inc.*	1,840	34,114
Enzon Pharmaceuticals, Inc.*	9,015	74,374
		172,609
INDUSTRIALS (15.4%)
Actuant Corp. Cl A	2,580	41,435
Aircastle Ltd.	3,682	35,605
Alaska Air Group, Inc.*	2,586	69,279
AZZ, Inc.*	1,163	46,718
CDI Corp.*	490	6,885
Cornell Cos., Inc.*	1,449	32,516
CRA International, Inc.*	498	13,590
Encore Wire Corp.	1,790	39,989
Genesee & Wyoming, Inc. Cl A*	1,433	43,449
Kaydon Corp.	1,380	44,740
Miller Industries, Inc.*	1,270	13,970
Mueller Industries, Inc.	3,554	84,834
Old Dominion Freight Line, Inc.*	1,637	49,814
Orion Marine Group, Inc.*	2,020	41,491
Spherion Corp.*	3,700	22,977
Tutor Perini Corp.*	1,780	37,914
		625,206
INFORMATION TECHNOLOGY (9.1%)
Anixter International, Inc.*	645	25,871
Cirrus Logic, Inc.*	2,950	16,402
Coherent, Inc.*	1,180	27,518
DemandTec, Inc.*	1,091	9,634
Global Cash Access Hldgs., Inc.*	4,827	35,285
Informatica Corp.*	263	5,939
Microsemi Corp.*	1,270	20,053

MKS Instruments, Inc.*	1,565	30,189
Parametric Technology Corp.*	1,740	24,047
Plexus Corp.*	770	20,282
Semtech Corp.*	1,974	33,578
Sybase, Inc.*	991	38,550
Take-Two Interactive Software, Inc.	570	6,390
Tech Data Corp.*	301	12,525
TIBCO Software, Inc.*	4,108	38,985
Websense, Inc.*	1,400	23,520
		368,768
MATERIALS (10.3%)
Commercial Metals Co.	3,310	59,249
Crown Hldgs., Inc.*	5,126	139,422
Cytec Industries, Inc.	1,296	42,081
Louisiana-Pacific Corp.*	3,000	20,010
Silgan Hldgs., Inc.	1,420	74,877
Taseko Mines Ltd.*	11,642	30,269
US Gold Corp.*	3,545	10,245
Vista Gold Corp.*	2,106	5,012
Walter Energy, Inc.	670	40,240
		421,405
TELECOMMUNICATION SERVICES (2.2%)
Consolidated Comms. Hldgs., Inc.	1,369	21,918
Iowa Telecommunications Svcs., Inc.	2,179	27,455
Syniverse Hldgs., Inc.*	2,251	39,393
		88,766
UTILITIES (5.5%)
Avista Corp.	2,520	50,954
Black Hills Corp.	780	19,633
IDACORP, Inc.	290	8,349
Northwest Natural Gas Co.	663	27,621
PNM Resources, Inc.	1,858	21,701
Unisource Energy Corp.	1,680	51,660
Westar Energy, Inc.	2,177	42,473
		222,391
TOTAL COMMON STOCKS (Cost: $3,818,737) 94.5%		3,846,175

TEMPORARY CASH INVESTMENTS (5) (Cost: $150,000)3.7%		150,000

TOTAL INVESTMENTS (Cost: $3,968,732)98.2%		3,996,175

OTHER NET ASSETS1.8%		74,884

NET ASSETS100.0%		$4,071,059

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.9%)
California Pizza Kitchen, Inc.*	3,146	49,141
Deckers Outdoor Corp.*	494	41,916
G-III Apparel Group Ltd.*	2,374	33,592
Grand Canyon Education, Inc.*	1,800	32,094
Gymboree Corp.*	932	45,090
Leapfrog Enterprises, Inc.*	2,887	11,866
OfficeMax, Inc.	6,078	76,456
P.F. Chang’s China Bistro, Inc.*	797	27,074
Shutterfly, Inc.*	1,911	31,780
Smith & Wesson Hldg. Corp.*	5,372	28,096
Sonic Corp.*	2,768	30,614
Tupperware Brands Corp.	1,396	55,728
WMS Industries, Inc.*	1,321	58,863
		522,310
CONSUMER STAPLES (3.1%)
Casey’s General Stores, Inc.	764	23,974
Chattem, Inc.*	492	32,674
Darling International, Inc.*	1,755	12,899
Lance, Inc.	738	19,055
Vector Group Ltd.	1,210	18,846
		107,448
ENERGY (5.9%)
Arena Resources, Inc.*	543	19,277
Brigham Exploration Co.*	4,174	37,900
Carrizo Oil and Gas, Inc.*	1,350	33,062
Dril-Quip, Inc.*	539	26,756
MarkWest Energy Partners LP	450	10,634
McMoRan Exploration Co.*	3,797	28,667
T-3 Energy Services, Inc.*	1,176	23,167
Willbros Group, Inc.*	1,823	27,764
		207,227
FINANCIALS (5.9%)
First Financial Bancorp.*	1,572	18,943
iShares Russell 2000 Growth Index Fund	550	36,031
PS Business Parks, Inc.	474	24,326
S.Y. Bancorp, Inc.	667	15,401
Senior Housing Pptys. Trust	1,367	26,123
Signature Bank*	876	25,404
Stifel Financial Corp.*	626	34,367
Tower Group, Inc.	1,079	26,317
		206,912
HEALTH CARE (20.7%)
Abiomed, Inc.*	4,128	40,083
Acorda Therapeutics, Inc.*	795	18,508
Almost Family, Inc.*	901	26,805
Alnylam Pharmaceuticals, Inc.*	526	11,930
Alphatec Hldgs., Inc.*	6,367	29,288
Athenahealth, Inc.*	515	19,761
Auxilium Pharmaceuticals, Inc.*	607	20,765

Conceptus, Inc.*	1,227	22,749
Cyberonics, Inc.*	950	15,143
Emergent Biosolutions, Inc.*	1,337	23,611
Enzon Pharmaceuticals, Inc.*	6,045	49,871
ev3, Inc.*	1,938	23,857
Exelixis, Inc.*	4,607	29,393
Genoptix, Inc.*	991	34,467
Geron Corp.*	1,345	8,823
Human Genome Sciences, Inc.*	1,103	20,758
Inspire Pharmaceuticals, Inc.*	2,730	14,251
Luminex Corp.*	690	11,730
Magellan Health Svcs., Inc.*	1,006	31,246
MedAssets, Inc.*	1,542	34,803
Medicines Co.*	960	10,570
Medivation, Inc.*	699	18,971
Neogen Corp.*	1,292	41,719
Omnicell, Inc.*	2,345	26,123
Onyx Pharmaceuticals, Inc.*	850	25,475
Optimer Pharmaceuticals, Inc.*	886	11,988
Regeneron Pharmaceuticals, Inc.*	449	8,666
Salix Pharmaceuticals Ltd.*	250	5,315
Seattle Genetics, Inc.*	2,061	28,916
STERIS Corp.	1,151	35,048
Transition Therapeutics, Inc.*	750	6,098
Varian, Inc.*	399	20,373
		727,104
INDUSTRIALS (12.3%)
ACCO Brands Corp.*	1,709	12,339
Astec Industries, Inc.*	1,172	29,851
AZZ, Inc.*	1,129	45,352
Belden, Inc.	703	16,239
Curtiss-Wright Corp.	541	18,464
Deluxe Corp.	831	14,210
Genesee & Wyoming, Inc. Cl A*	951	28,834
Graham Corp.	1,596	24,818
Hub Group, Inc. Cl A*	956	21,845
JetBlue Airways Corp*	2,333	13,951
Old Dominion Freight Line, Inc.*	961	29,243
Powell Industries, Inc.*	550	21,115
RBC Bearings, Inc.*	929	21,674
Robbins & Myers, Inc.	759	17,821
Spherion Corp.*	2,665	16,550
Stanley, Inc.*	813	20,910
Sun Hydraulics Corp.	1,393	29,337
Teledyne Technologies, Inc.*	389	14,000
Tutor Perini Corp.*	1,625	34,613
		431,166
INFORMATION TECHNOLOGY (27.6%)
Actel Corp.*	1,288	15,675
Ariba, Inc.*	1,132	13,131
Arris Group, Inc.*	1,867	24,290
Avocent Corp.*	979	19,844
Ceragon Networks Ltd.*	2,032	17,191
Commvault Systems, Inc.*	1,355	28,116
comScore, Inc.*	785	14,138

CyberSource Corp.*	806	13,436
DemandTec, Inc.*	3,837	33,881
FormFactor, Inc.*	2,197	52,552
Global Cash Access Hldgs., Inc.*	6,052	44,240
Informatica Corp.*	1,494	33,735
Lawson Software, Inc.*	2,363	14,745
LogMeIn, Inc.*	711	13,018
Microsemi Corp.*	1,857	29,322
MKS Instruments, Inc.*	1,175	22,666
Monolithic Power Systems, Inc.*	1,246	29,219
Monotype Imaging Hldgs., Inc.*	1,393	11,715
Parametric Technology Corp.*	2,753	38,046
Plexus Corp.*	1,529	40,274
Polycom, Inc.*	750	20,063
Riverbed Technology, Inc.*	946	20,774
Rogers Corp.*	775	23,227
Salary.com, Inc.*	5,051	16,062
Sapient Corp.*	1,800	14,472
ScanSource, Inc.*	705	19,966
Semtech Corp.*	1,844	31,366
Solera Hldgs., Inc.*	810	25,199
Sourcefire, Inc.*	1,826	39,204
Starent Networks Corp.*	787	20,006
SuccessFactors, Inc.*	1,600	22,512
Super Micro Computer, Inc.*	2,400	20,304
Sybase, Inc.*	904	35,166
Synaptics, Inc.*	642	16,178
Take-Two Interactive Software, Inc.	1,443	16,176
TIBCO Software, Inc.*	2,256	21,409
TNS, Inc.*	1,005	27,537
Virtusa Corp.*	1,961	18,610
VistaPrint Ltd.*	231	11,723
Websense, Inc.*	2,375	39,900
		969,088
MATERIALS (4.3%)
Allied Nevada Gold Corp.*	1,450	14,196
Innophos Hldgs., Inc.	1,298	24,013
NewMarket Corp.	296	27,540
Silgan Hldgs., Inc.	437	23,043
US Gold Corp.*	11,964	34,576
Vista Gold Corp.*	1,972	4,693
Zep, Inc.	1,494	24,278
		152,339
TELECOMMUNICATION SERVICES (1.7%)
Consolidated Comms. Hldgs., Inc.	2,239	35,846
Syniverse Hldgs., Inc.*	1,372	24,010
		59,856
UTILITIES (0.8%)
Avista Corp.	1,327	26,832

TOTAL COMMON STOCKS (Cost: $3,057,299) 97.2%		3,410,282

TEMPORARY CASH INVESTMENTS (5) (Cost: $100,000) 2.8%		100,000

TOTAL INVESTMENTS (Cost: $3,157,299) 100.0%	3,510,282

OTHER NET ASSETS 0.0% (4)	1,215

NET ASSETS 100.0%	$3,511,497

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  INSTITUTIONAL BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.6%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,811,876
U.S. Treasury Note	AAA	1.38	09/15/12	4,000,000	3,993,119
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,280,566
U.S. Treasury Note	AAA	3.25	07/31/16	1,250,000	1,279,298
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,957,901
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,117,053
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,817,665
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,864,617
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	261,287
					15,383,382
U.S. GOVERNMENT AGENCIES (37.7%)
MORTGAGE-BACKED OBLIGATIONS (37.7%)
FHARM	AAA	5.23	04/01/37	255,118	267,966
FHARM	AAA	5.25	02/01/36	276,754	290,846
FHARM	AAA	5.41	04/01/37	181,295	190,805
FHARM	AAA	5.43	05/01/37	380,117	400,047
FHARM	AAA	5.79	03/01/37	263,793	278,010
FHLMC	AAA	4.50	04/15/32	450,000	469,120
FHLMC	AAA	5.00	02/01/26	186,552	194,896
FHLMC	AAA	5.00	08/15/32	350,000	364,616
FHLMC	AAA	5.50	10/01/18	139,128	149,204
FHLMC	AAA	5.50	03/01/21	184,667	197,233
FHLMC	AAA	5.50	08/15/33	254,974	267,304
FHLMC	AAA	6.00	07/15/29	188,507	203,474
FHLMC	AAA	6.00	03/15/32	220,972	235,404
FNMA	AAA	4.00	05/01/19	232,175	241,487
FNMA	AAA	4.50	05/01/18	133,566	141,094
FNMA	AAA	4.50	02/01/19	66,802	70,358
FNMA	AAA	4.50	05/01/19	164,803	173,576
FNMA	AAA	4.50	06/01/19	196,258	206,705
FNMA	AAA	4.50	08/01/33	291,893	297,518
FNMA	AAA	4.50	05/01/34	125,387	127,803
FNMA	AAA	4.50	06/01/34	253,969	258,863
FNMA	AAA	4.50	12/01/35	308,428	313,987
FNMA	AAA	5.00	04/01/18	212,103	225,343
FNMA	AAA	5.00	09/01/18	110,833	117,752
FNMA	AAA	5.00	10/01/20	249,850	264,197
FNMA	AAA	5.00	06/01/33	556,404	577,640
FNMA	AAA	5.00	09/01/33	172,599	179,186
FNMA	AAA	5.00	11/01/33	470,679	488,643
FNMA	AAA	5.00	03/01/34	121,923	126,577
FNMA	AAA	5.00	04/01/34	392,135	407,739
FNMA	AAA	5.00	04/01/34	136,494	141,576
FNMA	AAA	5.00	04/01/34	86,833	90,066
FNMA	AAA	5.00	04/01/35	275,180	285,252
FNMA	AAA	5.00	06/01/35	173,953	180,320
FNMA	AAA	5.00	09/01/35	341,040	353,524
FNMA	AAA	5.50	04/01/17	12,022	12,881
FNMA	AAA	5.50	05/01/17	10,822	11,595
FNMA	AAA	5.50	06/01/17	6,803	7,289

FNMA	AAA	5.50	09/01/19	78,713	84,045
FNMA	AAA	5.50	08/01/25	229,709	243,305
FNMA	AAA	5.50	01/01/27	151,591	160,344
FNMA	AAA	5.50	07/01/33	229,630	241,589
FNMA	AAA	5.50	09/01/33	140,061	147,355
FNMA	AAA	5.50	10/01/33	347,310	365,399
FNMA	AAA	5.50	03/01/34	123,189	129,605
FNMA	AAA	5.50	03/01/34	74,314	78,185
FNMA	AAA	5.50	07/01/34	167,262	175,765
FNMA	AAA	5.50	09/01/34	156,829	164,801
FNMA	AAA	5.50	09/01/34	644,662	677,433
FNMA	AAA	5.50	10/01/34	116,565	122,490
FNMA	AAA	5.50	02/01/35	172,827	181,612
FNMA	AAA	5.50	02/01/35	154,853	162,628
FNMA	AAA	5.50	04/01/35	243,022	255,224
FNMA	AAA	5.50	08/01/35	285,518	299,854
FNMA	AAA	5.50	11/01/35	288,707	303,202
FNMA	AAA	5.50	06/01/37	370,129	387,903
FNMA	AAA	5.50	11/01/38	221,053	230,839
FNMA	AAA	5.50	06/01/48	201,712	209,822
FNMA	AAA	6.00	04/01/23	180,170	193,044
FNMA	AAA	6.00	01/01/25	317,948	340,184
FNMA	AAA	6.00	03/01/28	244,476	260,061
FNMA	AAA	6.00	03/01/32	10,958	11,678
FNMA	AAA	6.00	04/01/32	33,308	35,475
FNMA	AAA	6.00	04/01/32	15,358	16,357
FNMA	AAA	6.00	05/01/32	33,687	35,879
FNMA	AAA	6.00	05/01/33	263,154	280,029
FNMA	AAA	6.00	09/01/34	241,123	256,208
FNMA	AAA	6.00	10/01/34	334,216	355,126
FNMA	AAA	6.00	11/01/34	189,045	200,872
FNMA	AAA	6.00	12/01/36	272,004	287,832
FNMA	AAA	6.00	01/01/37	238,053	251,905
FNMA	AAA	6.00	05/01/37	262,076	276,179
FNMA	AAA	6.00	07/01/37	253,099	267,589
FNMA	AAA	6.00	08/01/37	380,976	402,787
FNMA	AAA	6.00	12/01/37	126,577	133,824
FNMA	AAA	6.00	02/25/47	144,944	151,105
FNMA	AAA	6.50	09/01/16	6,607	7,132
FNMA	AAA	6.50	03/01/17	15,278	16,493
FNMA	AAA	6.50	05/01/17	6,766	7,303
FNMA	AAA	6.50	06/01/17	52,345	56,506
FNMA	AAA	6.50	04/01/32	18,689	20,168
FNMA	AAA	6.50	05/01/32	42,881	46,273
FNMA	AAA	6.50	05/01/32	32,725	35,313
FNMA	AAA	6.50	07/01/32	45,612	49,220
FNMA	AAA	6.50	07/01/34	154,903	166,527
FNMA	AAA	6.50	09/01/34	99,455	106,918
FNMA	AAA	6.50	09/01/36	248,268	264,804
FNMA	AAA	6.50	05/01/37	216,178	231,421
FNMA	AAA	6.50	09/01/37	372,766	399,050
FNMA	AAA	6.50	05/01/38	239,154	256,003
FNMA	AAA	7.00	09/01/31	11,604	12,814
FNMA	AAA	7.00	11/01/31	7,675	8,475

FNMA	AAA	7.00	04/01/32	33,153	36,536
FNMA	AAA	7.00	01/25/44	350,934	384,338
FNMA	AAA	7.50	06/01/31	6,103	6,838
FNMA	AAA	7.50	02/01/32	21,722	24,341
FNMA	AAA	7.50	04/01/32	7,758	8,661
FNMA	AAA	7.50	06/01/32	9,918	11,073
FNMA	AAA	8.00	03/01/31	6,365	7,216
FNMA	AAA	8.00	04/01/32	11,443	12,974
FNMA	AAA	8.00	04/01/32	1,981	2,246
GNMA (6)	AAA	6.27	10/16/27	1,738,575	1,864,691
GNMA (6)	AAA	6.50	04/15/31	3,024	3,264
GNMA (6)	AAA	6.50	10/15/31	16,329	17,623
GNMA (6)	AAA	6.50	12/15/31	5,377	5,803
GNMA (6)	AAA	6.50	05/15/32	6,293	6,774
GNMA (6)	AAA	7.00	05/15/31	11,244	12,424
GNMA (6)	AAA	7.00	09/15/31	4,155	4,591
GNMA (6)	AAA	7.00	09/15/31	724	800
GNMA (6)	AAA	7.00	05/15/32	1,887	2,071
GNMA (6)	AAA	7.00	10/20/38	91,047	97,068
Vendee Mortgage Trust (6)	AAA	5.25	01/15/32	368,716	383,119
					21,764,301
CORPORATE DEBT (33.5%)
CONSUMER DISCRETIONARY (5.1%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	267,828
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	253,428
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	250,000	226,302
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	200,397
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	261,372
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	254,606
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	540,936
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	252,054
Scholastic Corp.	BB-	5.00	04/15/13	250,000	213,750
Wendy’s International, Inc.	B-	6.25	11/15/11	200,000	200,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	259,419
					2,930,099
CONSUMER STAPLES (2.3%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	274,086
Hershey Co.	A	4.85	08/15/15	250,000	263,473
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	263,299
Kroger Co.	BBB	4.95	01/15/15	250,000	264,453
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	269,964
					1,335,275
ENERGY (5.0%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	250,000	260,065
Enbridge, Inc.	A-	5.80	06/15/14	150,000	164,671
Knight, Inc.	BB	5.15	03/01/15	250,000	238,125
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	254,650
Noble Corp.	A-	7.50	03/15/19	250,000	284,266
Premco Refining Group	BBB	7.50	06/15/15	250,000	256,596
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	928,489
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	254,046
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	254,569
					2,895,477

FINANCIALS (10.5%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	258,438
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	249,927
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	259,274
Capital One Bank	BBB+	5.75	09/15/10	250,000	256,315
Colonial Realty LP	BB+	4.80	04/01/11	200,000	194,150
Developers Diversified Realty	BB	5.00	05/03/10	200,000	198,493
First Horizon Mtg.	AAA	5.00	06/25/33	31,177	31,108
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	439,038
First Industrial LP	BB	6.88	04/15/12	250,000	224,690
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	250,000	250,065
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	534,338
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	151,301
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	526,935
GMAC LLC	CCC	0.00	12/01/12	500,000	342,500
HCP, Inc.	BBB	4.88	09/15/10	250,000	251,391
HCP, Inc.	BBB	5.65	12/15/13	250,000	247,334
Lincoln National Corp.	A-	5.65	08/27/12	200,000	207,423
Markel Corp.	BBB	6.80	02/15/13	150,000	152,134
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	251,398
ProLogis	BBB-	5.50	04/01/12	250,000	247,024
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	248,246
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	260,735
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	264,109
					6,046,366
HEALTH CARE (2.3%)
Allergan, Inc.	A	5.75	04/01/16	250,000	267,985
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	250,000	259,688
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	259,157
WellPoint, Inc.	A-	4.25	12/15/09	250,000	251,709
Wyeth	A+	5.50	03/15/13	250,000	270,635
					1,309,174
INDUSTRIALS (2.6%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	251,574
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	240,560
Masco Corp.	BBB	5.88	07/15/12	200,000	198,212
Southwest Airlines Co.	BBB+	5.25	10/01/14	250,000	251,623
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	250,631
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	323,164
					1,515,764
INFORMATION TECHNOLOGY (0.5%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	263,511

MATERIALS (2.1%)
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	268,437
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	260,250
PolyOne Corp.	B-	7.50	12/15/15	250,000	194,375
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	257,562
Vulcan Materials Co.	BBB	7.00	06/15/18	200,000	215,096
					1,195,720
TELECOMMUNICATION SERVICES (0.5%)
Alltel Corp.	A	7.00	03/15/16	250,000	285,234

UTILITIES (2.6%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	266,048
Duke Energy Corp.	A	4.50	04/01/10	250,000	254,589
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	202,157
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	261,386
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	272,418
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	257,905
					1,514,503
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $54,616,036) 97.8%					56,438,806

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
NetJets, Inc.†	A-1+	0.10	10/05/09	490,000	489,995
Washington Gas Light Co.	A-1	0.17	10/01/09	700,000	700,000
					1,189,995
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,189,995) 2.1%					1,189,995

TEMPORARY CASH INVESTMENTS (3)
(Cost: $11,700) 0.0% (4)					11,700

TOTAL INVESTMENTS
(Cost: $55,817,731) 99.9%					57,640,501

OTHER NET ASSETS 0.1%					45,147

NET ASSETS 100.0%					$57,685,648

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (58.1%)
FHLB	AAA	0.11	11/20/09	2,179,000	2,178,667
FHLB	AAA	0.12	11/13/09	300,000	299,957
FHLB	AAA	0.12	11/20/09	2,730,000	2,729,545
FHLB	AAA	0.12	11/25/09	575,000	574,895
FHLB	AAA	0.13	12/04/09	200,000	199,979
FHLB	AAA	0.13	12/08/09	400,000	399,963
FHLB	AAA	0.17	11/25/09	1,159,000	1,158,955
FHLB	AAA	0.18	10/07/09	6,489,000	6,488,816
FHLB	AAA	0.18	10/09/09	2,354,000	2,353,906
FHLB	AAA	0.18	10/27/09	705,000	704,972
FHLB	AAA	0.19	11/04/09	2,175,000	2,174,861
FHLB	AAA	0.21	10/02/09	518,000	517,997
FHLMC	AAA	0.12	12/28/09	3,136,000	3,135,070
FHLMC	AAA	0.13	12/01/09	150,000	149,971
FHLMC	AAA	0.18	10/05/09	3,201,000	3,200,936
FHLMC	AAA	0.20	10/05/09	641,000	640,986
FNMA	AAA	0.12	11/18/09	300,000	299,952
FNMA	AAA	0.12	12/29/09	6,278,000	6,276,117
FNMA	AAA	0.13	11/16/09	400,000	399,934
FNMA	AAA	0.13	12/01/09	100,000	99,994
					33,985,473
COMMERCIAL PAPER (42.3%)
Abbott Laboratories†	A-1+	0.13	10/14/09	1,200,000	1,199,944
Abbott Laboratories†	A-1+	0.20	11/23/09	400,000	399,940
Chevron Funding Corp.	A-1+	0.14	10/05/09	1,600,000	1,599,975
Coca-Cola Co.†	A-1	0.18	11/16/09	1,000,000	999,778
Coca-Cola Co.†	A-1	0.23	10/21/09	700,000	699,921
ConocoPhillips†	A-1	0.14	10/05/09	1,572,000	1,571,976
Danaher Corp.	A-1	0.13	10/26/09	834,000	833,925
Danaher Corp.	A-1	0.14	10/28/09	800,000	799,916
Florida Power & Light Co.	A-1	0.13	10/06/09	1,600,000	1,599,971
Hershey Co.	A-1	0.18	11/10/09	1,800,000	1,799,688
Honeywell International†	A-1	0.20	10/20/09	150,000	149,984
Medtronic, Inc.†	A-1+	0.19	10/29/09	1,900,000	1,899,758
Nestle Capital Corp.†	A-1+	0.13	11/23/09	1,500,000	1,499,713
Pfizer, Inc.†	A-1+	0.14	10/29/09	1,552,000	1,551,831
Toyota Motor Credit Corp.	A-1+	0.22	10/13/09	500,000	499,965
Toyota Motor Credit Corp.	A-1+	0.22	10/23/09	1,240,000	1,239,833
Unilever Capital Corp.†	A-1	0.12	10/23/09	1,000,000	999,927
Unilever Capital Corp.†	A-1	0.12	11/02/09	600,000	599,936
United Technologies Corp.†	A-1	0.13	10/23/09	1,600,000	1,599,873
Wal-Mart Stores, Inc.†	A-1+	0.16	11/30/09	1,600,000	1,599,566
Washington Gas Light Co.	A-1	0.13	10/16/09	1,600,000	1,599,913
					24,745,333

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $58,729,989) 100.4%					58,730,806

TEMPORARY CASH INVESTMENTS (3)
(Cost: $1,300,000) 2.2%	1,300,000

TOTAL INVESTMENTS
(Cost: $60,029,989) 102.6%	60,030,806

OTHER NET ASSETS -2.6%	(1,561,822)

NET ASSETS 100.0%	$58,468,984

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2009  (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$87,500	0.2%
EQUITY INDEX FUND	$979,989	2.2%
MID-CAP EQUITY INDEX FUND	$899,990	2.1%
SMALL CAP VALUE FUND	$34,000	1.0%
BOND FUND	$1,275,731	2.2%
MONEY MARKET FUND	$14,772,147	25.3%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2009, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

ALL AMERICA FUND	17	E-mini S&P 500 Stock Index	P	December 2009	$894,965	$(8,968)	2.1%
EQUITY INDEX FUND	49	E-mini S&P 500 Stock Index	P	December 2009	$2,579,605	$(24,738)	5.7%
MID-CAP EQUITY INDEX FUND	57	E-mini S&P MidCap 400 Stock Index	P	December 2009	$3,928,440	$(72,300)	9.3%

(2)   Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)   The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2009 was 0.15%.

(4)   Percentage is less than 0.05%.

(5)   The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2009 was 0.10%.

(6)   U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments in accordance with the Fair Value Measurements and Disclosures Topic (“Fair Value Topic”) of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.  The Fair Value Topic establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  The Fair Value Topic establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•        Level 1 — quoted prices in active markets for identical securities.

•        Level 2 —other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•        Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2009, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009, by Fair Value Topic valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund
Common Stock	$41,625,117	—	$87,500	$41,712,617
Fixed Income Instruments	—	$1,037,852	—	$1,037,852
	$41,625,117	$1,037,852	$87,500	$42,750,469

Equity Index Fund
Common Stock	$42,860,880	—	—	$42,860,880
Fixed Income Instruments	—	$2,568,069	—	$2,568,069
	$42,860,880	$2,568,069	—	$45,428,949

Mid-Cap Equity Index Fund
Common Stock	$38,270,289	—	—	$38,270,289
Fixed Income Instruments	—	$3,851,016	—	$3,851,016
	$38,270,289	$3,851,016	—	$42,121,305
Small Cap Value Fund
Common Stock	$3,812,175	—	$34,000	$3,846,175
Fixed Income Instruments	—	$150,000	—	$150,000
	$3,812,175	$150,000	$34,000	$3,996,175
Small Cap Growth Fund
Common Stock	$3,410,282	—	—	$3,410,282
Fixed Income Instruments	—	$100,000	—	$100,000
	$3,410,282	$100,000	—	$3,510,282
Bond Fund
U.S. Government and Agency Debt	—	$37,147,683	—	$37,147,683
Corporate Instruments	—	$20,492,818	—	$20,492,818
	—	$57,640,501	—	$57,640,501

Money Market Fund
U.S. Government and Agency Debt	—	$33,985,473	—	$33,985,473
Commercial Paper	—	$24,745,333	—	$24,745,333
	—	$58,730,806	—	$58,730,806

Other Financial Instruments:(a)
All America Fund	$(8,968)	—	—	$(8,968)
Equity Index Fund	$(24,738)	—	—	$(24,738)
Mid-Cap Equity Index Fund	$(72,300)	—	—	$(72,300)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2009
	Balance	Unrealized	Transfer	Balance
	December 31,	Gains	In/(Out) of	September 30,
	2008	(Losses)	Level 3	2009
All America Fund	$106,202	$(18,702)	—	$87,500
Small Cap Value Fund	$34,000	—	—	$34,000

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2009 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$5,651,369	$5,664,714	$4,173,488	$475,332
Unrealized Depreciation	(9,654,170)	(9,509,595)	(8,734,180)	(485,229)
Net	$(4,002,801)	$(3,844,881)	$(4,560,692)	$(9,897)
Tax Cost of Investments	$46,753,270	$49,273,830	$46,681,997	$4,006,072

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$517,211	$2,229,654	$855
Unrealized Depreciation	(174,356)	(406,884)	(38)
Net	$342,855	$1,822,770	$817
Tax Cost of Investments	$3,167,427	$55,817,731	$60,029,989

ITEM 2.          CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 18, 2009

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 18, 2009